                           CREDIT SUISSE WARBURG PINCUS FUNDS
                           ----------------------------------
                                          CREDIT | ASSET
                                          SUISSE | MANAGEMENT

                                    SEMIANNUAL
                                      REPORT

                                 APRIL 30, 2001
                                   (UNAUDITED)

                          CREDIT SUISSE WARBURG PINCUS
                                 BLUE CHIP FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                                 TECHNOLOGY FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                            SMALL COMPANY VALUE FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                                   VALUE FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                          INTERNATIONAL EQUITY II FUND

                                        -

                          CREDIT SUISSE WARBURG PINCUS
                                HIGH INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

     For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus Blue Chip Fund* (the "Fund") had a loss of 13.86%, 14.17% and 14.21%, respectively, vs. a loss of 12.07% for the S&P 500 Index.**

     The period was a negative one for the U.S. stock market, reflecting worries over a slowing economy and a related flow of profit disappointments. Blue chip shares were not spared. A number of leading companies, representing a range of industries, lowered their earnings forecasts amid an uncertain economic outlook and rising energy costs. On a positive note, stocks recovered some of their losses in April, with investors becoming more convinced that the worst was behind them, given the Federal Reserve's easier monetary stance (the Fed lowered interest rates by 200 basis points between January and April).

     The Fund had a loss for the first six months, modestly trailing its benchmark. The Fund was hampered by the negative sentiment toward stocks broadly and by weakness in certain holdings, such as specific computer and telecommunications names. Relatively good performers for the Fund included certain financial-services, health-care and energy holdings.

     In terms of portfolio activity for the period, we maintained a roughly sector-neutral approach, consistent with our attempt to add value via individual stock selection while seeking to limit overall volatility. Our buying and selling activity was focused, primarily, on pharmaceutical and technology companies. We saw several opportunities in these areas to replace existing holdings with stocks we deemed to have more attractive valuations, given their underlying companies' long-term growth prospects. Changes elsewhere were less noteworthy. For example, we continued to view the bulk of our financial services holdings favorably, and saw little incentive to make adjustments. We believe that our holdings here stand to benefit from a supportive inflation and interest-rate backdrop and from long-term demand for their products and services.

     Looking ahead to the rest of the year, stocks could continue to struggle, though we have become increasingly optimistic over the past few months. The Fed is clearly eager to aid the economy (having lowered rates again in May), and its efforts should serve to improve investor confidence over time.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

For our part, we will continue to focus on well-established companies with solid brand names, looking for stocks we judge to have the best long-term appreciation potential.

Hugh Neuburger
Portfolio Manager

               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
-------------------------------------------------------------------------------

                                                        SINCE        INCEPTION
   CLASS         ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION       DATE
  ---------     ----------   ----------  ----------   -----------   -----------
   Class A        -13.36%     15.76%       13.52%       11.89%       12/15/1986
   Class B        -14.01%     14.93%        NA          14.71%        2/28/1996
   Class C        -14.06%     NA            NA          -6.49%        2/28/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD
-------------------------------------------------------------------------------

                                                      SINCE       INCEPTION
   CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION       DATE
  ---------  ----------   ----------  ----------   -----------   -----------
  Class A     -18.35%       14.40%       12.85%       11.43%      12/15/1986

   The Credit Suisse Warburg Pincus Blue Chip Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.





--------
*  The Fund's name changed from DLJ Core Equity Fund effective
   December 18, 2000.

** The S&P 500 Index is an unmanaged index (with no defined investmentobjective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus Technology Fund* (the "Fund") had a loss of 46.60%, 46.75% and 46.75%, respectively, vs. a loss of 40.54% for the Chase Hambrecht & Quist Technology ("H & Q Tech") Index.**

   The period was a poor one for technology stocks, which continued to reel in the aftershocks of the NASDAQ's early-2000 plunge. These stocks were highly volatile, with occasional rallies (sparked by encouraging news on interest rates) typically followed by harsh selloffs. In short, ongoing worries over the economy and deteriorating profits prevailed. On a positive note, many technology stocks had double-digit gains in April, recovering some of their earlier losses as investors grew more confident that the worst was behind them, in terms of both the economy and market performance.

   The Fund had a substantial loss, hurt by the harsh environment for technology stocks and by weakness in certain holdings, such as specific Internet-related companies. While it was obviously a disappointing six months for the Fund and its shareholders, we made no dramatic changes in terms of strategy, continuing to fine-tune the portfolio by monitoring relative company and industry exposures with an emphasis on stock selection. Our portfolio activity included the mid-period sale of certain Internet companies, in an attempt to limit heightened volatility. We also sold a number of semiconductor stocks based on relative-valuation considerations. We used the proceeds from these sales to purchase stocks that we deemed to be more attractive, including specific software, electronics and communications-equipment names.

     Notwithstanding the technology group's recent performance, we believe that the backdrop for these stocks could become more hospitable over the rest of 2001 and into next year. A great deal of pessimism has been priced into the shares of many technology companies. As more and more companies begin to meet or exceed (downwardly revised) earnings and revenue forecasts--and we think they will, with the Federal Reserve's 250-basis-point reduction in interest rates this year aiding a general recovery--investors may be more inclined to revisit the group.

     And while past performance cannot guarantee future results, the case for technology stocks from a historical standpoint is compelling, assuming one is willing to take a long-term perspective. Even including the downturn over the last 12 months, the H & Q Tech index has averaged an approximately 22% annual return over the past 10 years (through April 30, 2001), vs. an average of

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

about 15.3% for the S&P 500 Index over the same period. This difference compounds to about a 75% return advantage.

     To be certain, technology stocks are associated with certain risks, e.g., the risk of heightened volatility, and they may not be appropriate for all investors. But we believe that technology companies will remain a vital component of the U.S. and global economies, and that the group should appeal to investors. For our part, we will continue to strive to identify stocks we deem to have the best long-term appreciation potential.

Hugh Neuburger                                 William D. Butler
Co-Portfolio Manager                           Co-Portfolio Manager

     SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TECHNOLOGY, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT INVEST IN A BROADER MIX OF ISSUERS.

               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
               ---------------------------------------------------

                                        SINCE                   INCEPTION
              CLASS                   INCEPTION                   DATE
            ---------                -----------               ----------
             Class A                  -47.42%(1)                8/1/2000
             Class B                  -47.65%(1)                8/1/2000
             Class C                  -47.65%(1)                8/1/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD
               ---------------------------------------------------

                                        SINCE                   INCEPTION
              CLASS                   INCEPTION                   DATE
            ---------                -----------               ----------
             Class A                   -50.44%(1)               8/1/2000

(1)  NON-ANNUALIZED.

     The Credit Suisse Warburg Pincus Technology Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.


--------
*  The Fund's name changed from DLJ Technology Fund effective
   December 18, 2000.

** The Chase Hambrecht & Quist Technology Index is comprised of a cross-section of computer hardware, computer software, communications, semiconductor, information services and Internet services companies.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

     For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus Small Company Value Fund* (the "Fund") had a gain of 13.18%, 12.79% and 12.80%, respectively, vs. a loss of 1.77% for the Russell 2000 Index.**

     The period was, on the whole, a difficult one for small-capitalization stocks, as it was for stocks broadly. The economy slowed significantly, dampening profit profiles for large and small companies alike. While the Federal Reserve lowered rates 200 basis points in the period, in an effort to revive the economy, investors remained cautious amid the flow of earnings disappointments and downwardly revised profit forecasts. In terms of sector attribution, technology and telecommunications shares were especially weak, while certain "defensive" areas, such as health-care services, held up relatively well.

     Against this backdrop, the Fund had a good showing, both in absolute terms and compared to the small-cap group broadly. The Fund was helped by its significant exposure to the market's better-performing sectors, including health-care, energy, and financial services, and by good stock selection in general. On the negative side, stocks that hindered the Fund included certain electronics companies.

     Going forward, a murky economic and profit outlook may continue to restrain stocks across the market-cap spectrum. On an optimistic note, recent interest-rate cuts could begin to have a positive impact on the economy and equity markets over the second half of 2001. In any event, we believe that a carefully constructed portfolio of small-cap value stocks serves to benefit investors over time. We will continue to focus on companies we deem to have attractive valuations, understandable business plans and modest yet sustainable earnings-growth prospects.

Roger W. Vogel                               Richard J. Hanlon
Co-Portfolio Manager                         Co-Portfolio Manager

     INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
               ---------------------------------------------------

                                                       SINCE      INCEPTION
    CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
    -----      --------     ---------   --------     ---------    ---------
    Class A     24.63%        11.84%     14.77%       13.51%      2/08/1967
    Class B     23.73%        11.03%      NA          11.31%      2/28/1996
    Class C     23.73%          NA        NA          30.34%      2/28/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD
                ------------------------------------------------

                                                       SINCE      INCEPTION
    CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
    -----      --------     ---------   --------     ---------    ---------
    Class A     17.46%        10.52%     14.10%       13.31%      2/08/1967

     The Credit Suisse Warburg Pincus Small Company Value Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.




---------------------
* The Fund's name changed from DLJ Small Company Value Fund effective December 18, 2000.

** The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.

   In light of the Fund's small company value stock emphasis, effective
   May 1, 2001 the Fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

     For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus Value Fund* (the "Fund") had a gain of 1.44%, 1.08% and 1.05%, respectively, vs. a loss of 12.07% for the S&P 500 Index.**

     The U.S. stock market continued to struggle in the period, hampered by an economic slowdown and a related deterioration in profit growth. Although the Federal Reserve decisively lowered interest rates, by 200 basis points over the January-through-April span, the earnings outlook remained too murky for many investors. Within this environment, technology and telecommunications stocks especially struggled, while certain defensive areas (e.g., health care and financial services) fared relatively well.

     The Fund showed a gain for the first six months, outperforming its benchmark, which had a sizable loss. The Fund benefited from the generally positive environment for value stocks in the period (though large-cap value stocks lagged smaller-cap value stocks, and our emphasis remained on the former). The Fund was also helped by good showings from its financial-services, health-care and energy holdings. On the negative side, in absolute terms, we maintained a significant weighting in the technology segment, and our holdings were hindered by the negative sentiment toward the group.

     Going forward, the economy could remain lackluster for a spell, restraining investors' enthusiasm for stocks in general. While monetary easing and pending tax cuts are cause for optimism, these forces typically need time to have a sustained positive impact on the economy and financial markets. Regardless, we believe that a carefully chosen portfolio of value stocks stands to reward investors over time, in terms of income as well as the potential for capital appreciation. Our efforts will remain devoted to identifying companies that we deem to have unrecognized worth in the marketplace.

Robert E. Rescoe                               Roger W. Vogel
Co-Portfolio Manager                           Co-Portfolio Manager

Richard J. Hanlon
Co-Portfolio Manager

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
               ---------------------------------------------------

                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
        -------    --------     ---------   --------     ---------    ---------
        Class A      6.71%       16.06%      14.75%       12.18%      9/16/1949
        Class B      5.93%       15.26%      NA           14.80%      2/28/1996
        Class C      5.92%       NA          NA           13.88%      2/28/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD
                ------------------------------------------------

                                                           SINCE      INCEPTION
        CLASS      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION      DATE
        -------    --------     ---------   --------     ---------    ---------
        Class A      0.58%        14.70%     14.08%       12.05%      9/16/1949

     The Credit Suisse Warburg Pincus Value Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.




---------------
* The Fund's name changed from DLJ Growth and Income Fund effective December 18, 2000.

** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

    In light of the Fund's value stock emphasis, effective May 1, 2001, the Fund has added the Standard & Poor's/Barra Value Index as a performance benchmark. The Standard & Poor's/Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

     For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus International Equity II Fund (the "Fund")* had a loss of 8.62%, 8.91% and 8.90%, respectively, vs. a loss of 8.11% for the Morgan Stanley Europe, Australasia and Far East ("EAFE") Index.**

     The period was a difficult one for stock markets around the world, hampered by worries over major economies. Despite a general effort to revive these economies--monetary authorities in the U.S., Japan, and the U.K. lowered interest rates in the period--the intermediate-term profit outlook remained murky, and investors avoided risk in general. Against this backdrop, the Fund had a loss, performing roughly in line with its benchmark.

     We made no major changes to the Fund in terms of regional emphasis. The bulk of the portfolio remained invested in Europe. We continued to deem a number of stocks here attractive, based on company-specific factors as well as a broad trend of reforms across the region. Reforms on the tax, labor and pension fronts stands to create a good deal of shareholder value over the next several years. Combined with the benefits associated with a common currency--e.g., pricing transparency and relatively stable interest rates--we think that Europe has good longer-term prospects.

     Within Japan, notwithstanding our concerns over the country's economy and debt burden, we continued to see good opportunities there in certain areas, such as the information-technology and consumer-goods sectors. Going forward, we see increased potential for meaningful reforms, e.g., in the banking industry, given the election of a reform-oriented Prime Minister in April. Elsewhere in Asia, we reduced our weighting in Hong Kong, due to valuation considerations, and we maintained a small position in Singapore.

     Looking ahead, we believe that the environment for foreign stock markets should slowly but steadily improve, given the historical tendency for stocks to benefit from global monetary easing (and the European Central Bank joined the trend in May). While past performance cannot guarantee future results,

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

and notwithstanding the short-term volatility associated with foreign equities, the easing should have a positive impact on economies and earnings over time. For our part, we will continue to strive to identify companies and markets we deem to have the best long-term prospects.

Hugh Neuburger                                 Luisa Michel
Co-Portfolio Manager                           Co-Portfolio Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
               ---------------------------------------------------

                                                  SINCE      INCEPTION
            CLASS      ONE YEAR    FIVE YEAR    INCEPTION      DATE
           -------     --------    ---------    ---------    ---------
           Class A     -17.27%       4.51%        5.46%      9/13/1995
           Class B     -18.05%       3.68%        4.65%      9/13/1995
           Class C     -17.89%        NA        -17.80%      2/28/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD
                ------------------------------------------------

                                                     SINCE     INCEPTION
               CLASS      ONE YEAR    FIVE YEAR    INCEPTION     DATE
              -------     --------    ---------    ---------   ---------
              Class A     -22.01%       3.28%        4.36%     9/13/1995

     The Credit Suisse Warburg Pincus International Equity II Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.


---------------------
* The Fund's name changed from DLJ International Equity Fund effective December 18, 2000.

** The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

     For the six months ended April 30, 2001, the Class A, Class B and Class C shares of Credit Suisse Warburg Pincus High Income Fund* (the "Fund") had a gain of 4.74%, 4.35% and 4.35%, respectively, vs. a loss of 1.96% for the Lipper Open-End High Yield Bond Fund Index.**

     The period was a generally difficult one for financial markets, reflecting ongoing worries over the economy and corporate profits. While performance of high-yield debt was, on the whole, restrained by the dimming profit outlook, results were mixed. Given the Federal Reserve's monetary easing in the period--the Fed lowered interest rates by 200 basis points over the January-through--April span-investors deemed many high-yield bonds to be oversold, priced on very negative assumptions.

     Against this backdrop, the Fund had a gain, and performed well compared to its benchmark, aided by good sector positioning and security selection in general. Bonds that helped the Fund included its pharmaceutical, cable-television and oil-equipment holdings. On the negative side, certain of the Fund's telecommunications bonds hampered its return, at least in absolute terms.

     Going forward, our near-term outlook for high yield is one of caution. We expect volatility to remain high, and ongoing turmoil in stock markets could restrain enthusiasm for the group. Our outlook is more optimistic looking further ahead, however. We believe that the Fed's recent actions should start to bear fruit, in terms of the profit and credit backdrop, toward year-end. We will continue to strive to identify individual securities we deem to have attractive yields and good longer-term total-return prospects.

Richard J. Lindquist
Portfolio Manager

     HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


               SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITHOUT LOAD
               ---------------------------------------------------

                                                 SINCE          INCEPTION
               CLASS          ONE YEAR         INCEPTION          DATE
              -------         --------         ---------        ---------
              Class A           2.70%            3.19%          3/09/1999
              Class B           1.94%            2.38%          3/09/1999
              Class C           1.80%            0.74%          2/28/2000

                SUMMARY OF ANNUALIZED TOTAL RETURNS -- WITH LOAD

                                                SINCE           INCEPTION
               CLASS          ONE YEAR         INCEPTION          DATE
              -------         --------         ---------        ---------
              Class A           2.22%            0.87%          3/09/1999

     The Credit Suisse Warburg Pincus High Income Fund offers multiple classes of shares. Performance with respect to the Common Class and Class D shares, which may vary from the performance of the Class A, Class B and Class C shares, is included in a separate report which may be obtained by calling 800-WARBURG.




----------------
*   The Fund's name changed from DLJ High Income Fund effective
    December 18, 2000.

** The Lipper Open-End High Yield Bond Fund Index is composed of open-end mutual funds that invest primarily in high-yield debt securities.

    In light of the Fund's high yield bond emphasis, effective May 1, 2001, the Fund has adopted the CSFB Domestic + High Yield Index as a performance benchmark. The CSFB Domestic + High Yield Index is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (2.0%)
      General Dynamics Corp.                                             53,100        $  4,092,948
                                                                                       ------------
BANKS & SAVINGS & LOANS (6.7%)
      Bank of New York Co., Inc.                                         55,000           2,761,000
      Citigroup, Inc.                                                    98,500           4,841,275
      FleetBoston Financial Corp.                                        94,000           3,606,780
      Northern Trust Corp.                                               43,000           2,796,290
                                                                                       ------------
                                                                                         14,005,345
                                                                                       ------------
BUSINESS SERVICES (2.0%)
      Omnicom Group, Inc.                                                47,200           4,146,520
                                                                                       ------------
CAPITAL EQUIPMENT (1.6%)
      Emerson Electric Co.                                               49,100           3,272,515
                                                                                       ------------
CHEMICALS (1.4%)
      Air Products & Chemicals, Inc.                                     31,000           1,332,690
      Avery-Dennison Corp.                                               30,400           1,704,528
                                                                                       ------------
                                                                                          3,037,218
                                                                                       ------------
COMMUNICATIONS & MEDIA (2.6%)
      AOL Time Warner, Inc (1)                                           52,050           2,628,525
      Cablevision Systems Corp. - Rainbow Media Group                    10,000             211,500
      Cablevision Systems Corp., Class A                                 20,000           1,375,000
      Comcast Corp. Special, Class A(1)                                  30,000           1,317,300
                                                                                       ------------
                                                                                          5,532,325
                                                                                       ------------
COMMUNICATIONS EQUIPMENT (1.9%)
      Cisco Systems, Inc.(1)                                            140,600           2,387,388
      Nortel Networks Corp.                                             101,600           1,554,480
                                                                                       ------------
                                                                                          3,941,868
                                                                                       ------------
COMPUTERS (8.1%)
      EMC Corp.(1)                                                       82,600           3,270,960
      International Business Machines Corp.                              31,500           3,626,910
      McDATA Corp., Class A(1)                                            3,040              69,403
      Microsoft Corp.(1)                                                102,800           6,964,700
      Oracle Corp.(1)                                                   131,600           2,126,656
      VERITAS Software Corp.(1)                                          16,300             971,643
                                                                                       ------------
                                                                                         17,030,272
                                                                                       ------------
COMPUTERS & PERIPHERALS (0.6%)
      Sun Microsystems, Inc.(1)                                          75,000           1,284,000
                                                                                       ------------
CONGLOMERATES (4.3%)
      General Electric Co.                                              187,000           9,075,110
                                                                                       ------------
CONSUMER NON-DURABLES (3.8%)
      Colgate-Palmolive Co.                                              61,200           3,418,020
      Estee Lauder Cos., Inc.                                            38,300           1,522,425
      Procter & Gamble Co.                                               51,500           3,092,575
                                                                                       ------------
                                                                                          8,033,020
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES             VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
DIVERSIFIED FINANCIALS (0.8%)
      Providian Financial Corp.                                          32,400        $  1,726,920
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
      Sprint Corp. (FON Group)                                          148,000           3,164,240
                                                                                       ------------
ELECTRIC UTILITIES (1.1%)
      AES Corp.(1)                                                       47,000           2,240,490
                                                                                       ------------
ELECTRONICS (5.5%)
      Intel Corp.                                                       133,000           4,111,030
      Linear Technology Corp.                                            28,000           1,345,120
      Sanmina Corp.(1)                                                   23,400             682,110
      Solectron Corp.(1)                                                 73,800           1,878,210
      Texas Instruments, Inc.                                            88,500           3,424,950
                                                                                       ------------
                                                                                         11,441,420
                                                                                       ------------
ENERGY (8.3%)
      Chevron Corp.                                                      53,200           5,136,992
      Exxon Mobil Corp.                                                  68,600           6,077,960
      Royal Dutch Petroleum Co. ADR                                      43,100           2,565,743
      Texaco, Inc.                                                       49,500           3,577,860
                                                                                       ------------
                                                                                         17,358,555
                                                                                       ------------
FINANCIAL SERVICES (10.6%)
      American Express Co.                                               80,481           3,415,614
      American General Corp.                                             61,000           2,660,210
      American International Group, Inc.                                 42,900           3,509,220
      Hartford Financial Services, Inc.                                  58,400           3,626,640
      J.P. Morgan Chase & Co.                                            74,000           3,550,520
      Lehman Brothers Holdings, Inc.                                     74,600           5,427,150
                                                                                       ------------
                                                                                         22,189,354
                                                                                       ------------
FOOD & DRUG RETAILING (2.0%)
      CVS Corp.                                                          71,500           4,214,925
                                                                                       ------------
FOOD, BEVERAGE & TOBACCO (4.1%)
      General Mills, Inc.                                                60,300           2,376,423
      PepsiCo, Inc.                                                      29,000           1,270,490
      Sysco Corp.                                                       176,000           4,949,120
                                                                                       ------------
                                                                                          8,596,033
                                                                                       ------------
HEALTHCARE (5.7%)
      American Home Products Corp.                                       72,000           4,158,000
      Baxter International, Inc.                                         33,000           3,007,950
      Johnson & Johnson                                                  39,000           3,762,720
      Medtronic, Inc.                                                    24,700           1,101,620
                                                                                       ------------
                                                                                         12,030,290
                                                                                       ------------
INDUSTRIAL MFG. & PROCESSING (1.9%)
      Tyco International, Ltd.                                           76,500           4,082,805
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES           VALUE
                                                                      ----------       -----------
COMMON STOCKS (CONT'D)
MEDIA (1.4%)
      Walt Disney Co.                                                    94,500        $  2,858,625
                                                                                       ------------
METALS & MINING (1.6%)
      Alcoa, Inc.                                                        83,300           3,448,620
                                                                                       ------------
OIL SERVICES (0.7%)
      Schlumberger, Ltd.                                                 23,500           1,558,050
                                                                                       ------------
PHARMACEUTICALS (7.5%)
      Amgen, Inc.(1)                                                     67,500           4,126,950
      Merck & Co., Inc.                                                  84,400           6,411,868
      Pfizer, Inc.                                                       55,000           2,381,500
      Pharmacia Corp.                                                    55,700           2,910,882
                                                                                       ------------
                                                                                         15,831,200
                                                                                       ------------
RETAIL (6.0%)
      Home Depot, Inc.                                                   60,700           2,858,970
      Target Corp.                                                      117,300           4,510,185
      Wal-Mart Stores, Inc.                                              99,200           5,132,608
                                                                                       ------------
                                                                                         12,501,763
                                                                                       ------------
TELECOMMUNICATIONS & EQUIPMENT (6.0%)
      CIENA Corp.(1)                                                     49,000           2,697,940
      Nextel Communications, Inc., Class A(1)                            49,200             799,500
      Qwest Communications International, Inc.                           72,000           2,944,800
      SBC Communications, Inc.                                           65,000           2,681,250
      Scientific-Atlanta, Inc.                                           60,000           3,463,800
                                                                                       ------------
                                                                                         12,587,290
                                                                                       ------------
TOTAL COMMON STOCKS (Cost $160,130,325)                                                 209,281,721
                                                                                       ------------
SHORT-TERM INVESTMENT (0.5%)
      Citibank IIS Money Market Deposit (Cost $1,064,110)             1,064,110           1,064,110
                                                                                       ------------
TOTAL INVESTMENTS (100.2%) (Cost $161,194,435(2))                                       210,345,831

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                              (315,446)
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $210,030,385
                                                                                       ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES           VALUE
                                                                      ----------       ------------
COMMON STOCKS (96.0%)
BUSINESS & INFORMATION TECHNOLOGY SERVICES (3.6%)
      Electronic Data Systems                                            11,700        $    754,650
                                                                                       ------------
COMMUNICATIONS SERVICES (10.1%)
      Amdocs, Ltd.(1)                                                     7,950             468,255
      AOL Time Warner, Inc.(1)                                           12,025             607,262
      Juniper Networks, Inc.(1)                                           1,800             106,254
      Nextel Communications, Inc. Class A(1)                              6,225             101,156
      Openwave Systems, Inc.(1)                                           6,825             236,213
      Pegasus Communications Corp.(1)                                     4,450             105,954
      Qwest Communications International, Inc.                           10,150             415,135
      XO Communications, Inc. Class A(1)                                 20,726              81,453
                                                                                       ------------
                                                                                          2,121,682
                                                                                       ------------
COMPUTER NETWORKING (3.8%)
      3Com Corp.                                                         15,525             101,223
      Cisco Systems, Inc.(1)                                             20,225             343,420
      Network Appliance, Inc.(1)                                         15,475             352,059
                                                                                       ------------
                                                                                            796,702
                                                                                       ------------
COMPUTER SYSTEMS MANUFACTURERS (2.5%)
      Sun Microsystems, Inc.(1)                                          30,200             517,024
                                                                                       ------------
ELECTRONIC MANUFACTURING SERVICES (10.6%)
      Flextronics International, Ltd.                                    21,675             582,841
      JDS Uniphase Corp.(1)                                              10,640             227,483
      Sanmina Corp.(1)                                                   19,400             565,510
      SCI Systems, Inc.                                                  16,175             413,271
      Solectron Corp.(1)                                                 17,325             440,921
                                                                                       ------------
                                                                                          2,230,026
                                                                                       ------------
INTERNET BUSINESS-TO-BUSINESS (3.5%)
      Agile Software Corp.(1)                                             5,025              95,827
      Doubleclick, Inc.                                                   9,700             119,698
      Exodus Communications, Inc.(1)                                     17,000             163,200
      i2 Technologies, Inc.(1)                                            8,800             153,208
      Vitria Technology, Inc.                                            11,000              52,800
      Yahoo!, Inc.(1)                                                     8,000             161,440
                                                                                       ------------
                                                                                            746,173
                                                                                       ------------
INTERNET BUSINESS-TO-CONSUMER (1.8%)
      Ebay, Inc.                                                          7,700             388,696
                                                                                       ------------
PERSONAL COMPUTER MANUFACTURERS (1.3%)
      Gateway, Inc.(1)                                                    5,900             112,100
      Palm, Inc.(1)                                                      19,684             157,669
                                                                                       ------------
                                                                                            269,769
                                                                                       ------------
SEMICONDUCTOR CAPITAL EQUIPMENT (6.5%)
      Applied Materials, Inc.                                            11,550             630,630
      KLA-Tencor Corp.(1)                                                13,575             746,082
                                                                                       ------------
                                                                                          1,376,712
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
SEMICONDUCTOR MANUFACTURERS-FABLESS (7.4%)
      Broadcom Corp. Class A                                              2,700        $    112,212
      Lattice Semiconductor Corp.(1)                                     28,600             704,418
      Pmc-Sierra, Inc.(1)                                                 1,700              70,805
      Xilinx, Inc.                                                       14,000             664,580
                                                                                       ------------
                                                                                          1,552,015
                                                                                       ------------
SEMICONDUCTOR MANUFACTURERS-LARGE (10.3%)
      Analog Devices, Inc.                                               12,500             591,375
      Linear Technology Corp.                                            15,450             742,218
      Texas Instruments, Inc.                                            19,600             758,520
      Vitesse Semiconductor Corp.                                         2,500              84,750
                                                                                       ------------
                                                                                          2,176,863
                                                                                       ------------
SOFTWARE PRODUCTS (19.5%)
      BEA Systems, Inc.(1)                                               11,900             486,115
      BMC Software, Inc.                                                 11,600             280,604
      Cognos, Inc.                                                       25,800             525,288
      Microsoft Corp.(1)                                                 10,725             726,619
      Oracle Corp.(1)                                                    33,000             533,280
      Peregrine Systems, Inc.                                            18,700             482,086
      Siebel Systems, Inc.(1)                                            10,475             477,451
      VERITAS Software Corp.(1)                                           9,875             588,649
                                                                                       ------------
                                                                                          4,100,092
                                                                                       ------------
STORAGE NETWORKS & SYSTEMS (5.1%)
      EMC Corp.                                                          15,500             613,800
      Emulex Corp.(1)                                                     3,000             107,730
      McDATA Corp., Class A(1)                                              570              13,013
      Qlogic Corp.(1)                                                     8,000             343,120
                                                                                       ------------
                                                                                          1,077,663
                                                                                       ------------
TELECOMMUNICATIONS EQUIPMENT (10.0%)
      CIENA Corp.(1)                                                      9,000             495,540
      Corning, Inc.                                                      10,150             222,996
      Scientific-Atlanta, Inc.                                            9,150             528,230
      Sycamore Networks, Inc.(1)                                          7,475              71,162
      Tellabs, Inc.                                                      13,525             474,863
      Western Wireless Corp., Class A(1)                                  7,200             320,616
                                                                                       ------------
                                                                                          2,113,407
                                                                                       ------------
TOTAL COMMON STOCKS (Cost $33,594,114)                                                   20,221,474
                                                                                       ------------
SHORT-TERM INVESTMENT (4.2%)
      Citibank IIS Money Market Deposit (Cost $899,332)                 899,332             899,332
                                                                                       ------------
TOTAL INVESTMENTS (100.2%) (Cost $34,493,446(2))                                         21,120,806
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                               (48,481)
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $ 21,072,325
                                                                                       ============

-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                       NUMBER OF
                                                                         SHARES          VALUE
                                                                       ---------       ------------
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.4%)
      DRS Technologies, Inc.(1)                                         167,000        $  3,219,760
                                                                                       ------------
BANKS & SAVINGS & LOANS (11.6%)
      Associated Banc-Corp.                                              82,300           2,874,739
      Banknorth Group, Inc.                                             198,000           3,918,420
      Cullen Frost Bankers, Inc.                                        103,000           3,296,000
      Firstmerit Corp.                                                  180,000           4,442,400
      Hudson United Bancorp                                             122,800           2,917,728
      New York Community Bancorp, Inc.                                  105,000           3,543,750
      People's Bank                                                      85,000           1,915,900
      Susquehanna Bancshares, Inc.                                      180,000           3,256,200
                                                                                       ------------
                                                                                         26,165,137
                                                                                       ------------
BUILDING & BUILDING MATERIALS (1.2%)
      Carlisle Cos., Inc.                                                75,700           2,797,115
                                                                                       ------------
BUSINESS SERVICES (4.7%)
      Banta Corp.                                                       190,250           4,965,525
      Harte-Hanks, Inc.                                                 110,000           2,531,100
      Pharmaceutical Product Development, Inc.(1)                        53,050           3,159,128
                                                                                       ------------
                                                                                         10,655,753
                                                                                       ------------
CAPITAL EQUIPMENT (4.0%)
      Manitowoc Co., Inc.                                               110,000           3,025,000
      Roper Industries, Inc.                                             87,700           3,665,860
      Stewart & Stevenson Services, Inc.                                104,000           2,324,400
                                                                                       ------------
                                                                                          9,015,260
                                                                                       ------------
CHEMICALS (2.8%)
      H.B. Fuller Co.                                                    71,700           2,964,078
      Om Group, Inc.                                                     60,000           3,285,000
                                                                                       ------------
                                                                                          6,249,078
                                                                                       ------------
COMMUNICATIONS & MEDIA (2.0%)
      C&D Technologies, Inc.                                             48,000           1,703,040
      Meredith Corp.                                                     72,000           2,717,280
                                                                                       ------------
                                                                                          4,420,320
                                                                                       ------------
COMPUTERS (5.4%)
      Keane, Inc.                                                       158,200           2,808,050
      Mercury Computer Systems, Inc.(1)                                  67,910           3,448,470
      Pioneer-Standard Electronics, Inc.                                239,450           2,873,400
      Progress Software Corp.(1)                                        216,800           3,067,720
                                                                                       ------------
                                                                                         12,197,640
                                                                                       ------------
CONGLOMERATES (1.0%)
      Lancaster Colony Corp.                                             73,000           2,202,410
                                                                                       ------------
CONSUMER DURABLES (2.0%)
      Chromcraft Revington, Inc.(1)                                      78,300             747,765

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
CONSUMER DURABLES (cont'd)
      Flowserve Corp.(1)                                                 95,000        $  2,688,500
      RPM, Inc.                                                         105,187           1,003,484
                                                                                       ------------
                                                                                          4,439,749
                                                                                       ------------
CONSUMER NON-DURABLES (1.3%)
      Myers Industries, Inc.                                            201,069           3,005,982
                                                                                       ------------
ELECTRIC UTILITIES (0.7%)
      Oklahoma Gas & Electric Co.                                        70,000           1,543,500
                                                                                       ------------
ELECTRONICS (6.5%)
      Ametek, Inc.                                                      175,000           4,831,750
      Electro Scientific Industries, Inc.(1)                             52,700           1,888,241
      Littelfuse, Inc.(1)                                               108,000           2,894,400
      Technitrol, Inc.                                                   55,200           1,660,416
      Woodhead Industries, Inc.                                         197,800           3,408,094
                                                                                       ------------
                                                                                         14,682,901
                                                                                       ------------
ENERGY (2.2%)
      National Fuel Gas Co.                                              89,600           5,035,520
                                                                                       ------------
FINANCIAL SERVICES (8.0%)
      Brown & Brown                                                     125,800           5,333,920
      First Financial Holdings, Inc.                                     52,100           1,049,815
      FirstFed Financial Corp.                                           75,000           2,250,000
      Horace Mann Educators Corp.                                       122,400           2,075,904
      Protective Life Corp.                                             120,200           3,596,384
      Webster Financial Corp.                                           115,000           3,663,900
                                                                                       ------------
                                                                                         17,969,923
                                                                                       ------------
FOOD, BEVERAGE & TOBACCO (3.2%)
      Performance Food Group Co.(1)                                      67,800           3,659,166
      Sensient Technologies Corp.                                       196,800           3,542,400
                                                                                       ------------
                                                                                          7,201,566
                                                                                       ------------
GAS UTILITIES (4.5%)
      Equitable Resources, Inc.                                          79,000           6,320,000
      WGL Holdings, Inc.                                                134,500           3,846,700
                                                                                       ------------
                                                                                         10,166,700
                                                                                       ------------
HEALTHCARE (10.4%)
      Arrow International, Inc.                                         104,000           3,962,400
      Cambrex Corp.                                                      94,800           4,410,096
      Cooper Cos., Inc.                                                  58,200           2,584,080
      Dentsply International, Inc.                                       99,000           3,878,820
      Esco Technologies, Inc.(1)                                        148,000           3,744,400
      Invacare Corp.                                                    136,700           4,825,510
                                                                                       ------------
                                                                                         23,405,306
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                       SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
INDUSTRIAL MANUFACTURING & PROCESSING (10.8%)
      Aptargroup, Inc.                                                  153,600        $  4,850,688
      Brady Corp.                                                       102,700           3,368,560
      Lydall, Inc. (1)                                                  194,500           2,351,505
      Modine Manufacturing Co.                                          131,400           3,663,432
      Rogers Corp.(1)                                                    96,600           2,753,100
      Teleflex, Inc.                                                    104,900           5,130,659
      Varian, Inc. (1)                                                   74,000           2,391,680
                                                                                       ------------
                                                                                         24,509,624
                                                                                       ------------
LODGING & RESTAURANTS (1.0%)
      Marcus Corp.                                                      149,975           2,260,123
                                                                                       ------------
OFFICE EQUIPMENT & SUPPLIES (1.5%)
      Hon Industries, Inc.                                               35,000             873,600
      United Stationers, Inc.                                            85,000           2,419,950
                                                                                       ------------
                                                                                          3,293,550
                                                                                       ------------
OIL SERVICES (4.3%)
      Oceaneering International, Inc.(1)                                142,000           3,379,600
      Tidewater, Inc.                                                    54,100           2,535,667
      Varco International, Inc.(1)                                      159,767           3,735,352
                                                                                       ------------
                                                                                          9,650,619
                                                                                       ------------
PAPER & FOREST PRODUCTS (1.1%)
      Longview Fibre Co.                                                205,000           2,603,500
                                                                                       ------------
REAL ESTATE (1.0%)
      Liberty Property Trust                                             79,000           2,279,150
                                                                                       ------------
RETAIL (5.0%)
      Ethan Allen Interiors, Inc.                                        30,800           1,093,400
      Lands' End, Inc.                                                   95,000           2,812,000
      MSC Industrial Direct Co., Inc.                                   106,000           1,701,300
      Neiman Marcus Group, Inc.(1)                                       72,000           2,154,960
      Ruddick Corp.                                                     257,700           3,553,683
                                                                                       ------------
                                                                                         11,315,343
                                                                                       ------------
TRANSPORTATION (1.8%)
      Werner Enterprises, Inc.                                          206,750           4,114,325
                                                                                       ------------
TOTAL COMMON STOCKS (Cost $161,500,075)                                                 224,399,854
                                                                                       ------------
SHORT-TERM INVESTMENT (0.7%)
      Citibank IIS Money Market Deposit (Cost $1,709,961)             1,709,961           1,709,961
                                                                                       ------------

TOTAL INVESTMENTS (100.1%) (Cost $163,210,036(2))                                       226,109,815

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                              (319,769)
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $225,790,046
                                                                                       ============

-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (97.3%)
AEROSPACE & DEFENSE (3.0%)
      General Dynamics Corp.                                             96,700        $  7,453,636
                                                                                       ------------
BANKS & SAVINGS & LOANS (8.0%)
      Bank of America Corp.                                              67,337           3,770,872
      Citigroup, Inc.                                                    97,333           4,783,917
      U.S. Bancorp                                                      244,937           5,187,766
      Washington Mutual, Inc.                                           127,200           6,351,096
                                                                                       ------------
                                                                                         20,093,651
                                                                                       ------------
CAPITAL EQUIPMENT (1.9%)
      Emerson Electric Co.                                               70,000           4,665,500
                                                                                       ------------
CHEMICALS (3.2%)
      Avery-Dennison Corp.                                               84,000           4,709,880
      Rohm & Haas Co.                                                    97,000           3,333,890
                                                                                       ------------
                                                                                          8,043,770
                                                                                       ------------
COMMUNICATIONS & MEDIA (6.2%)
      Comcast Corp., Class A(1)                                         111,600           4,900,356
      Tribune Co.                                                       134,200           5,655,188
      Viacom, Inc., Class B(1)                                           95,000           4,945,700
                                                                                       ------------
                                                                                         15,501,244
                                                                                       ------------
COMPUTERS (5.2%)
      Computer Associates International, Inc.                           144,700           4,657,893
      Hewlett-Packard Co.                                               115,400           3,280,822
      International Business Machines Corp.                              17,000           1,957,380
      Unisys Corp.                                                      260,000           3,130,400
                                                                                       ------------
                                                                                         13,026,495
                                                                                       ------------
CONGLOMERATES (3.8%)
      United Technologies Corp.                                         121,400           9,478,912
                                                                                       ------------
CONSUMER DURABLES (0.8%)
      Leggett & Platt, Inc.                                             107,600           2,088,516
                                                                                       ------------
CONSUMER NON-DURABLES (1.4%)
      Avon Products, Inc.                                                84,500           3,576,040
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.9%)
      ALLTEL Corp.                                                       85,800           4,685,538
                                                                                       ------------
ELECTRONICS (0.5%)
      Agilent Technologies, Inc.(1)                                      35,000           1,365,350
                                                                                       ------------
ENERGY (11.0%)
      BP Amoco PLC ADR                                                   23,566           1,274,449
      Burlington Resources, Inc.                                        120,000           5,665,200
      Exxon Mobil Corp.                                                  62,000           5,493,200
      National Fuel Gas Co.                                              90,000           5,058,000
      New Jersey Resources Corp.                                         13,000             562,770
      Progress Energy, Inc.                                             110,000           4,866,400

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
ENERGY (cont'd)
      Texaco, Inc.                                                       64,000        $  4,625,920
                                                                                       ------------
                                                                                         27,545,939
                                                                                       ------------
FINANCIAL SERVICES (8.5%)
      American Express Co.                                               60,000           2,546,400
      American International Group, Inc.                                 66,746           5,459,823
      Berkshire Hathaway, Inc., Class A                                      55           3,740,000
      Freddie Mac                                                        67,400           4,434,920
      Hartford Financial Services, Inc.                                  15,000             931,500
      Household International, Inc.                                      66,000           4,225,320
                                                                                       ------------
                                                                                         21,337,963
                                                                                       ------------
FOOD, BEVERAGE & TOBACCO (7.3%)
      General Mills, Inc.                                               154,200           6,077,022
      Heinz (H.J.) Co.                                                   88,000           3,445,200
      Philip Morris Cos., Inc.                                           89,000           4,459,790
      Sysco Corp.                                                       151,000           4,246,120
                                                                                       ------------
                                                                                         18,228,132
                                                                                       ------------
GAS UTILITIES (2.6%)
      Enron Corp.                                                        36,200           2,270,464
      WGL Holdings, Inc.                                                150,000           4,290,000
                                                                                       ------------
                                                                                          6,560,464
                                                                                       ------------
HEALTHCARE (2.5%)
      Johnson & Johnson                                                  64,000           6,174,720
                                                                                       ------------
INDUSTRIAL MANUFACTURING & PROCESSING (5.7%)
      Minnesota Mining & Manufacturing Co.                               53,200           6,331,332
      Modine Manufacturing Co.                                          117,000           3,261,960
      Tyco International, Ltd.                                           85,100           4,541,787
                                                                                       ------------
                                                                                         14,135,079
                                                                                       ------------
LEISURE & ENTERTAINMENT (0.9%)
      Cedar Fair LP                                                     101,400           2,158,806
                                                                                       ------------
MISCELLANEOUS (1.3%)
      San Juan Basin Royalty Trust                                      180,000           3,205,800
                                                                                       ------------
OIL SERVICES (3.5%)
      Phillips Petroleum Co.                                             78,000           4,648,800
      Transocean Sedco Forex, Inc.                                       75,000           4,071,000
                                                                                       ------------
                                                                                          8,719,800
                                                                                       ------------
PAPER & FOREST PRODUCTS (1.4%)
      Kimberly-Clark Corp.                                               61,000           3,623,400
                                                                                       ------------
PHARMACEUTICALS (6.1%)
      Cardinal Health, Inc.                                              80,700           5,439,180
      Merck & Co., Inc.                                                  96,600           7,338,702

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
PHARMACEUTICALS (cont'd)
      Pharmacia Corp.                                                    47,352        $  2,474,615
                                                                                       ------------
                                                                                         15,252,497
                                                                                       ------------
RETAIL (6.2%)
      Costco Wholesale Corp.(1)                                         145,000           5,064,850
      Federated Department Stores, Inc.(1)                              103,000           4,426,940
      Safeway, Inc.(1)                                                  111,500           6,054,450
                                                                                       ------------
                                                                                         15,546,240
                                                                                       ------------
TELECOMMUNICATIONS & EQUIPMENT (2.6%)
      Verizon Communications, Inc.                                      116,300           6,404,641
                                                                                       ------------
TRANSPORTATION (1.8%)
      Burlington Northern Santa Fe Corp.                                152,100           4,471,740
                                                                                       ------------
TOTAL COMMON STOCKS (Cost $180,862,174)                                                 243,343,873
                                                                                       ------------
SHORT-TERM INVESTMENT (1.3%)
      Citibank IIS Money Market Deposit (Cost $3,303,617)             3,303,617           3,303,617
                                                                                       ------------

TOTAL INVESTMENTS (98.6%) (Cost $184,165,791(2))                                        246,647,490

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                                              3,471,898
                                                                                       ------------

NET ASSETS (100.0%)                                                                    $250,119,388
                                                                                       ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES             VALUE
                                                                      ----------       ------------
COMMON STOCKS (97.7%)
AUSTRALIA (2.8%)
AIRLINES (0.0%)
      Qantas Airways, Ltd.                                                1,544        $      2,121
                                                                                       ------------
BANKS (1.1%)
      National Australia Bank, Ltd.                                       4,410              67,797
      National Australia Bank, Ltd. ADR                                   6,670             510,255
                                                                                       ------------
                                                                                            578,052
                                                                                       ------------
COMMUNICATIONS & MEDIA (1.3%)
      News Corp., Ltd. ADR                                               17,640             677,376
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
      Telstra Corp., Ltd.                                                36,150             123,152
                                                                                       ------------
MEDIA (0.2%)
      News Corp., Ltd.                                                    9,810              93,325
                                                                                       ------------
METALS & MINING (0.0%)
      Normandy Mining, Ltd.                                               1,289                 645
                                                                                       ------------
      TOTAL AUSTRALIA                                                                     1,474,671
                                                                                       ------------
BELGIUM (1.6%)
BANKS (1.0%)
      Dexia                                                               3,120             491,524
                                                                                       ------------
DIVERSIFIED FINANCIALS (0.6%)
      Fortis(1)                                                          10,970             282,038
                                                                                       ------------
      TOTAL BELGIUM                                                                         773,562
                                                                                       ------------
DENMARK (1.3%)
BANKS (1.0%)
      Den Danske Bank ADR                                                29,914             481,493
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.3%)
      Tele Danmark AS                                                     4,510             171,436
                                                                                       ------------
      TOTAL DENMARK                                                                         652,929
                                                                                       ------------
FINLAND (2.0%)
COMMUNICATIONS EQUIPMENT (2.0%)
      Nokia Oyj Class A                                                  30,400           1,005,275
                                                                                       ------------
      TOTAL FINLAND                                                                       1,005,275
                                                                                       ------------
FRANCE (11.5%)
CHEMICALS (0.7%)
      L'air Liquide SA                                                    2,350             353,759
                                                                                       ------------
COMMUNICATIONS EQUIPMENT (0.8%)
      Alcatel SA                                                         12,019             391,054
                                                                                       ------------
CONSTRUCTION & ENGINEERING (2.2%)
      Lafarge SA                                                         11,459           1,100,215
                                                                                       ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       -----------
COMMON STOCKS (CONT'D)
FRANCE (CONT'D)
FOOD PRODUCTS (0.7%)
      Groupe Danone                                                       2,620        $    340,284
                                                                                       ------------
IT CONSULTING & SERVICES (0.6%)
      Cap Gemini SA                                                       2,100             303,279
                                                                                       ------------
MEDIA (2.6%)
      Lagardere Groupe SCA                                                2,937             170,548
      Vivendi Universal SA                                                8,140             563,248
      Vivendi Universal SA ADR                                            8,240             560,402
                                                                                       ------------
                                                                                          1,294,198
                                                                                       ------------
OIL & GAS (2.0%)
      TotalFinaElf SA                                                     6,673             993,878
                                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY (1.9%)
      Aventis SA                                                         12,579             973,560
                                                                                       ------------
      TOTAL FRANCE                                                                        5,750,227
                                                                                       ------------
GERMANY (8.2%)
BANKS (0.6%)
      HypoVereinsbank AG                                                  5,450             301,497
                                                                                       ------------
CHEMICALS (1.0%)
      BASF AG                                                             6,089             259,653
      BASF AG ADR                                                         6,050             258,154
                                                                                       ------------
                                                                                            517,807
                                                                                       ------------
DIVERSIFIED FINANCIALS (1.5%)
      Allianz AG                                                          2,681             771,283
                                                                                       ------------
HEALTHCARE PROVIDERS & SERVICES (1.6%)
      Fresenius Medical Care AG                                          32,030             791,141
                                                                                       ------------
MULTI-UTILITIES (1.0%)
      E.On AG ADR                                                        10,223             515,750
                                                                                       ------------
PERSONAL CARE PRODUCTS (1.2%)
      Siemens AG                                                          5,570             620,999
                                                                                       ------------
SOFTWARE (1.3%)
      Systeme, Anwendungen, Produkte in der
         Datenverarbeitung AG                                             4,140             660,656
                                                                                       ------------
      TOTAL GERMANY                                                                       4,179,133
                                                                                       ------------
HONG KONG (2.9%)
DIVERSIFIED FINANCIALS (1.1%)
      Hutchison Whampoa, Ltd.                                            49,500             534,733
                                                                                       ------------
ELECTRIC UTILITIES (1.3%)
      CLP Holdings, Ltd. ADR                                            152,000             637,321
                                                                                       ------------
ENERGY (0.4%)
      Hong Kong Electric Holdings, Ltd.                                  55,000             187,588
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
HONG KONG (CONT'D)
WIRELESS TELECOMMUNICATIONS SERVICES (0.1%)
      Smartone Telecommunications Holdings, Ltd.                         61,000        $     71,567
                                                                                       ------------
      TOTAL HONG KONG                                                                     1,431,209
                                                                                       ------------
IRELAND (0.7%)
BANKS (0.7%)
      Bank of Ireland                                                    35,720             343,033
                                                                                       ------------
      TOTAL IRELAND                                                                         343,033
                                                                                       ------------
ITALY (5.5%)
BANKS (1.7%)
      San Paolo-IMI SpA                                                  61,100             853,148
                                                                                       ------------
ENERGY EQUIPMENT & SERVICES (1.8%)
      Saipem SpA                                                        141,700             929,617
                                                                                       ------------
OIL & GAS (1.4%)
      Ente Nazionale Idrocarburi SpA                                    100,658             688,919
                                                                                       ------------
TELECOMMUNICATION SERVICES (0.6%)
      Telecom Italia SpA                                                 25,752             286,065
                                                                                       ------------
      TOTAL ITALY                                                                         2,757,749
                                                                                       ------------
JAPAN (18.5%)
AIRLINES (0.4%)
      Japan Airlines Co., Ltd.                                           50,000             198,324
                                                                                       ------------
AUTOMOBILES (3.4%)
      Nissan Motor Co., Ltd. ADR                                         62,917             877,692
      Toyota Motor Corp.                                                 12,000             399,239
      Toyota Motor Corp. ADR                                              6,030             408,291
                                                                                       ------------
                                                                                          1,685,222
                                                                                       ------------
BEVERAGES (1.0%)
      Ito En, Ltd.                                                        8,000             488,930
                                                                                       ------------
CHEMICALS (1.6%)
      Mitsubishi Chemical Corp.                                         130,000             426,195
      Sumitomo Bakelite Co., Ltd.                                        40,000             375,602
                                                                                       ------------
                                                                                            801,797
                                                                                       ------------
COMPUTERS & PERIPHERALS (1.2%)
      Fujitsu, Ltd.                                                      10,000             137,613
      NEC Corp.                                                          15,000             273,809
      NEC Corp. ADR                                                       2,160             198,050
                                                                                       ------------
                                                                                            609,472
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.0%)
      Nippon Telegraph & Telephone Corp.                                     83             527,421
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
JAPAN (CONT'D)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
      Hitachi, Ltd. ADR                                                   5,970        $    588,642
      Minebea Co., Ltd.                                                  24,000             188,449
                                                                                       ------------
                                                                                            777,091
                                                                                       ------------
HOUSEHOLD DURABLES (1.3%)
      Sony Corp.                                                          9,000             673,170
                                                                                       ------------
IT CONSULTING & SERVICES (0.2%)
      Fujitsu Support & Service, Inc.                                     2,000              84,996
                                                                                       ------------
LEISURE EQUIPMENT & PRODUCTS (1.0%)
      Nintendo Co., Ltd.                                                  3,000             483,264
                                                                                       ------------
MULTILINE RETAIL (1.1%)
      Ito-Yokado Co., Ltd.                                               10,000             557,737
                                                                                       ------------
OFFICE ELECTRONICS (0.9%)
      Canon, Inc.                                                        12,000             471,122
                                                                                       ------------
PERSONAL CARE PRODUCTS (1.2%)
      Shiseido Co., Ltd.                                                 21,000             233,909
      Shiseido Co., Ltd. ADR                                             33,000             367,571
                                                                                       ------------
                                                                                            601,480
                                                                                       ------------
REAL ESTATE (0.7%)
      Mitsui Fudosan Co., Ltd.                                           34,000             337,151
                                                                                       ------------
TEXTILES & APPAREL (0.2%)
      WORLD Co., Ltd.                                                     3,000              85,725
                                                                                       ------------
TOBACCO (0.5%)
      Japan Tobacco, Inc.                                                    39             260,452
                                                                                       ------------
TRANSPORTATION INFRASTRUCTURE (0.5%)
      Nippon Express Co., Ltd.                                           55,000             276,035
                                                                                       ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.8%)
      NTT DoCoMo, Inc.                                                       20             411,219
                                                                                       ------------
      TOTAL JAPAN                                                                         9,330,608
                                                                                       ------------
NETHERLANDS (5.6%)
BEVERAGES (1.0%)
      Heineken NV                                                         9,236             478,598
                                                                                       ------------
DIVERSIFIED FINANCIALS (3.7%)
      Fortis (Nl) NV ADR                                                 28,547             740,521
      Ing Groep NV                                                       16,218           1,106,678
                                                                                       ------------
                                                                                          1,847,199
                                                                                       ------------
MEDIA (0.9%)
      Verenigde Nederlandse Uitgeversbedrijven Verenigd
        Bezit                                                            10,524             437,112
                                                                                       ------------
TOTAL NETHERLANDS                                                                         2,762,909
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
NORWAY (0.5%)
OIL & GAS (0.5%)
      Smedvig ASA                                                        22,900        $    251,900
                                                                                       ------------
      TOTAL NORWAY                                                                          251,900
                                                                                       ------------
PORTUGAL (1.1%)
BANKS (0.5%)
      Banco Comerical Portugues SA                                       56,735             243,444
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.6%)
      Portugal Telecom SGPS SA                                           30,699             297,745
                                                                                       ------------
      TOTAL PORTUGAL                                                                        541,189
                                                                                       ------------
SINGAPORE (1.0%)
AIRLINES (0.2%)
      Singapore Airlines, Ltd.(1)                                        10,900              86,770
                                                                                       ------------
BANKS (0.8%)
      DBS Group Holdings, Ltd. ADR                                       12,000             418,996
                                                                                       ------------
      TOTAL SINGAPORE                                                                       505,766
                                                                                       ------------
SPAIN (3.6%)
BANKS (1.0%)
      Banco Santander Central Hispano SA                                 50,000             496,467
                                                                                       ------------
CONSTRUCTION & ENGINEERING (0.8%)
      Grupo Dragados SA                                                  31,813             392,878
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.1%)
      Telefonica SA(1)                                                   32,654             552,354
                                                                                       ------------
MULTI-UTILITIES (0.7%)
      Endesa SA                                                         19,820             333,681
                                                                                       ------------
      TOTAL SPAIN                                                                         1,775,380
                                                                                       ------------
SWEDEN (1.7%)
BANKS (0.5%)
      Nordea AB                                                          44,650             269,525
                                                                                       ------------
COMMUNICATIONS EQUIPMENT (0.7%)
      Telefonaktiebolaget LM Ericsson AB                                 56,501             363,066
                                                                                       ------------
PAPER & FOREST PRODUCTS (0.5%)
      Svenska Cellulosa AB ADR                                           11,472             246,841
                                                                                       ------------
TELECOMMUNICATION SERVICES (0.0%)
      Tele1 Europe Holding AB(1)                                          4,080              15,333
                                                                                       ------------
      TOTAL SWEDEN                                                                          894,765
                                                                                       ------------
SWITZERLAND (7.9%)
BANKS (1.7%)
      UBS AG                                                              5,698             867,101
                                                                                       ------------

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
SWITZERLAND (CONT'D)
CHEMICALS (0.1%)
      Syngenta AG                                                           773          $   39,256
                                                                                       ------------
FOOD PRODUCTS (1.9%)
      Nestle SA                                                             463             958,651
                                                                                       ------------
INSURANCE (0.8%)
      Zurich Financial Services AG                                        1,156             411,137
                                                                                       ------------
MACHINERY (0.6%)
      Schindler Holding AG                                                  200             291,095
                                                                                       ------------
PHARMACEUTICALS (1.9%)
      Novartis AG                                                           612             951,074
                                                                                       ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
      STMicroelectronics NV                                              11,250             453,303
                                                                                       ------------
      TOTAL SWITZERLAND                                                                   3,971,617
                                                                                       ------------
UNITED KINGDOM (21.3%)
AEROSPACE & DEFENSE (0.6%)
      BAE Systems PLC                                                    58,642             277,729
                                                                                       ------------
BANKS (4.9%)
      Bank of Scotland                                                   50,909             584,918
      Barclays PLC                                                       26,532             854,157
      Royal Bank of Scotland Group PLC                                   45,252           1,048,261
                                                                                       ------------
                                                                                          2,487,336
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.5%)
      Energis PLC(1)                                                     52,620             274,055
                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
      Invensys PLC                                                      234,408             491,355
                                                                                       ------------
FOOD & DRUG RETAILING (0.4%)
      Tesco PLC                                                          61,860             221,276
                                                                                       ------------
INDUSTRIAL CONGLOMERATES (0.4%)
      Lattice Group PLC                                                 100,000             186,722
                                                                                       ------------
INSURANCE (1.2%)
      Prudential PLC                                                     49,835             583,274
                                                                                       ------------
MEDIA (1.3%)
      Reed International PLC                                             67,700             671,285
                                                                                       ------------
OIL & GAS (5.4%)
      BG Group PLC                                                      100,000             393,476
      BP Amoco PLC                                                       97,623             875,799
      Shell Transport & Trading Co. PLC                                 175,057           1,461,522
                                                                                       ------------
                                                                                          2,730,797
                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                      NUMBER OF
                                                                        SHARES            VALUE
                                                                      ----------       ------------
COMMON STOCKS (CONT'D)
UNITED KINGDOM (CONT'D)
PHARMACEUTICALS (2.5%)
      Astrazeneca Group PLC                                               6,500        $    302,633
      GlaxoSmithKline PLC                                                36,360             960,895
                                                                                       ------------
                                                                                          1,263,528
                                                                                       ------------
SPECIALTY RETAIL (1.0%)
      Kingfisher PLC                                                     76,201             490,635
                                                                                       ------------
TELECOMMUNICATION SERVICES (0.4%)
      Cable & Wireless PLC                                               27,681             203,380
                                                                                       ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.7%)
      Vodafone Group PLC                                                275,871             837,797
                                                                                       ------------
      TOTAL UNITED KINGDOM                                                               10,719,169
                                                                                       ------------
TOTAL COMMON STOCKS (Cost $48,289,998)                                                   49,121,091
                                                                                       ------------
WARRANT (0.0%)
NETHERLANDS (0.0%)
MEDIA (0.0%)
      VNU NV Coupons (Cost $0)                                           10,524                   0
                                                                                       ------------
SHORT-TERM INVESTMENT (1.1%)
      Citibank IIS Money Market Deposit (Cost $559,988)                 559,988             559,988
                                                                                       ------------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $48,849,986(2))                                 49,681,079

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                                622,104
                                                                                       ------------
NET ASSETS (100.0%)                                                                    $ 50,303,183
                                                                                       ============

                             INVESTMENTABBREVIATIONS
                        ADR = American Depository Receipt

-------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $48,877,314.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
PAR                                                                    (S&P/MOODY'S)        MATURITY          RATE%         VALUE
---                                                                    -------------       -----------        -----         ------
CORPORATE BONDS (107.6%)
  $100,000   Abraxas Petroleum Corp., Series B,
               Company Guaranteed                                        (NA, B3)           03/15/03          12.875     $  103,375
   250,000   Actuant Corp. (Callable 05/01/07 @ $102.17)                  (B, B3)           05/01/09          13.000        251,250
   250,000   Adelphia Communications Corp.
               (Callable 01/15/03 @ $105.625)                            (B+, B2)           01/15/08          11.250        153,750
   250,000   Adelphia Communications Corp.                               (B+, B2)           05/01/09           7.875        227,500
   250,000   Allied Waste North America, Series B                        (B+, B2)           08/01/09          10.000        259,687
   150,000   American Axle & Manufacturing, Inc.
               (Callable 03/01/04 @ $104.875)                            (B+, B1)           03/01/09           9.750        148,875
   250,000   Americredit Corp. (Callable 04/15/03 @ $104.938)           (BB-, BA1)          04/15/06           9.875        251,250
   250,000   Argosy Gaming Co., Company Guaranteed                       (B+, B2)           06/01/09          10.750        269,687
   150,000   Atlas Air Worldwide Holdings, Inc.                           (B, B1)           11/15/06           9.375        144,750
   200,000   Avecia Group PLC (Callable 07/01/04 @ $105.50)               (B, B2)           07/01/09          11.000        212,000
   250,000   Aztar Corp., Senior Subordinated Notes                      (B+, BA3)          05/15/07           8.875        255,312
   250,000   BE Aerospace, Inc., Series B                                 (B, B2)           03/01/08           8.000        242,500
   250,000   BGF Industries, Inc., Series B,
               Senior Subordinated Notes                                  (B, B2)           01/15/09          10.250        232,500
   250,000   Charter Communications Holdings LLC,
               Senior Notes                                              (B+, B2)           04/01/09           8.625        244,375
   250,000   Chesapeake Energy Corp.
               (Callable 04/01/06 @ $104.063)                            (B+, B2)           04/01/11           8.125        244,063
   250,000   Consolidated Container Co.                                   (B, B2)           07/15/09          10.125        249,375
   260,000   Constellation Brands, Inc.                                  (B+, B1)           03/01/09           8.500        263,575
   250,000   Covad Communications Group, Inc.,
               Series B (Callable 02/15/05 @ $106.00)                   (CAA1, Ccc)         02/15/10          12.000         30,000
   250,000   Crown Castle International Corp.                             (B, B3)           05/15/11           9.000        251,875
   150,000   CSC Holdings, Inc., Rule 144A, Senior Notes                (BB+, Ba1)          04/01/11           7.625        145,754
   250,000   Echostar DBS Corp., Senior Notes                            (B+, B1)           02/01/09           9.375        256,875
   250,000   Fairchild Semiconductor Corp.                                (B, B2)           10/01/07          10.375        246,250
   250,000   FiberMark, Inc.                                             (BB-, B1)          04/15/11          10.750        253,125
   250,000   GenTek, Inc. (Callable 08/01/04 @ $105.50)                  (B+, B2)           08/01/09          11.000        250,000
   250,000   Hard Rock Hotel, Inc., Series B,
               Senior Subordinated Notes                                (B-, Caa2)          04/01/05           9.250        223,750
   250,000   Hermes Europe Railtel BV                                  (CCC+, Caa1)         08/15/07          11.500         76,250
   250,000   HMH Properties, Inc.                                        (BB, Ba2)          08/01/08           7.875        245,000
   250,000   Huntsman ICI Chemicals LLC,
               Company Guaranteed                                         (B, B2)           07/01/09          10.125        256,250
   250,000   ICN Pharmaceuticals, Inc., Rule 144A,
             Senior Notes                                                (BB, Ba3)          11/15/08           8.750        252,188
   250,000   Iron Mountain, Inc. (Callable 04/01/06 @ $104.31)            (B, B2)           04/01/13           8.625        252,500
   250,000   Kaiser Aluminum & Chemical Corp.
               (Callable 05/10/01 @ $100.00)                            (CCC, Caa1)         02/01/03          12.750        228,750
   183,000   King Pharmaceutical, Inc.
               (Callable 05/25/01 @ $110.75)                             (B1, B+)           02/15/09          10.750        196,725

                     See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
PAR                                                                    (S&P/MOODY'S)        MATURITY          RATE%         VALUE
---                                                                    -------------       -----------        -----         ------
CORPORATE BONDS (CONT'D)
  $250,000   Liberty Group Operating, Inc.
               (Callable 02/01/03 @ $104.688)                          (CCC+, Caa1)         02/01/08           9.375     $  208,750
   250,000   LTV Corp.                                                   (NR, Ca)           09/15/07           8.200         16,250
   250,000   Lyondell Chemical Co.
               (Callable 05/01/04 @ $105.438)                             (B2, B)           05/01/09          10.875        255,000
   600,000   Magellan Health Services, Inc.
               (Callable 02/15/03 @ $104.50)                             (B-, Caa)          02/15/08           9.000        565,500
   250,000   McLeodUSA, Inc.                                             (B+, B1)           01/01/09          11.375        218,750
   250,000   Metris Cos., Inc. (Callable 07/15/03 @ $105.062)            (B+, Ba3)          07/15/06          10.125        228,750
   250,000   Mohegan Tribal Gaming, Senior
               Subordinated Notes                                       (BB-, Ba3)          01/01/09           8.750        259,375
   250,000   National Wine & Spirits, Inc., Company
               Guaranteed, Senior Notes                                   (B, B2)           01/15/09          10.125        251,250
   250,000   NTL Communications Corp., Series B
               (Callable 10/01/03 @ $106.188)(2)                          (B, B2)           10/01/08          12.375        132,500
   250,000   Packaging Corp. of America
               (Callable 04/01/04 @ $104.8125)                           (BB-, B1)          04/01/09           9.625        270,000
   250,000   Pegasus Communications Corp.,
               Series B, Senior Notes                                   (CCC+, B3)          12/01/06           9.750        231,250
   180,000   Phoenix Color Corp., Company Guaranteed,
               Senior Subordinated Notes                                (B-, Caa2)          02/01/09          10.375        121,500
   250,000   Primus Telecommunications Group                            (CCC+, B3)          08/01/04          11.750         56,250
   250,000   PSINet, Inc., Series B, Senior Notes                         (C, Ca)           02/15/05          10.000         16,250
   250,000   R&B Falcon Corp.                                           (A-, Baa3)          12/15/08           9.500        290,625
   250,000   Rent-A-Center, Inc. (Callable 08/15/03 @ $105.50)            (B, B2)           08/15/08          11.000        252,500
   250,000   Riverwood International Corp.
               (Callable 05/25/01 @ $105.44)                           (CCC+, Caa1)         04/01/08          10.875        241,250
   250,000   Roller Bearing Co. of America, Series B
               (Callable 06/15/02 @ $104.8125)                           (B-, B3)           06/15/07           9.625        226,563
   250,000   Simmons Co.                                                 (B-, B3)           03/15/09          10.250        245,000
   250,000   Six Flags, Inc., Senior Notes                                (B, B3)           04/01/06           9.250        256,250
   100,000   Southwest Royalties, Inc., Series B,
               Company Guaranteed                                      (CCC-, Caa2)         10/15/04          10.500         87,250
    81,000   Station Casinos, Inc., Senior Subordinated Notes            (B+, B1)           03/15/06          10.125         84,341
   250,000   TeleCorp PCS, Inc., Company Guaranteed,
             Senior Discount Notes(2)                                    (NA, B3)           04/15/09          11.625        161,250
   250,000   Tembec Industries, Inc.                                     (NR, NR)           02/01/11           8.500        258,125
   250,000   Time Warner Telecom LLC, Senior Notes                       (B-, B2)           07/15/08           9.750        246,875
   200,000   Triad Hospitals, Inc. (Series 144A,
               Callable 05/01/05 @ $104.375)                             (B-, B1)           05/01/09           8.750        205,000
   250,000   Tritel PCS, Inc., Company Guaranteed,
               Senior Discount Notes(2)                                  (NR, B3)           05/15/09          12.750        161,250

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS  (CONT'D)
April 30, 2001 (Unaudited)

                                                                         RATINGS(1)
PAR(1)                                                                 (S&P/MOODY'S)        MATURITY          RATE%         VALUE
---                                                                    -------------       -----------        -----         ------
CORPORATE BONDS (CONT'D)
  $150,000   United Pan-Europe Communications NV                        (B-, Caa1)          08/01/09          10.875    $    96,750
   250,000   Venture Holdings Trust
               (Callable 06/01/03 @ $105.50)                              (B, B2)           06/01/07          11.000        158,750
   250,000   Williams Communications Group, Inc., Senior Notes           (B+, B2)           10/01/09          10.875        111,250
   250,000   XO Communications, Inc., Senior Notes                        (B, B2)           11/15/08          10.750        125,000
                                                                                                                         ----------
                 TOTAL CORPORATE BONDS (Cost $14,484,333)                                                                12,958,520
                                                                                                                         ----------


      NUMBER OF
       SHARES
      ---------
PREFERRED STOCK (2.4%)
TELECOMMUNICATIONS (2.4%)
   310,000   Dobson Communications Corp. (Cost $309,932)                                                                    292,950
                                                                                                                         ----------
TOTAL INVESTMENTS AT VALUE (110.0%) (Cost $14,794,265(3))                                                                13,251,470
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.0%)                                                                           (1,201,067)
                                                                                                                         ----------
NET ASSETS (100.0%)                                                                                                     $12,050,403
                                                                                                                         ==========

-------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Step Bond-- The interest rate as of April 30, 2001 is 0% and will reset to interest rate shown at a future date.
(3) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                    BLUE CHIP FUND   TECHNOLOGY FUND
                                                                    --------------   ---------------
ASSETS
   Investments at value (Cost - $161,194,435, $34,493,446,
     $163,210,036, $184,165,791, $48,849,986 and
     $14,794,265, respectively)                                     $ 210,345,831    $  21,120,806
   Cash                                                                         0                0
   Foreign currency (Cost - $0, $0, $0, $0, $56,323
     and $0, respectively)                                                      0                0
   Receivable for investments sold                                              0           46,195
   Receivable for fund shares sold                                        173,407           15,056
   Dividends, interest and reclaims receivable                            160,120            4,486
   Receivable from investment advisor                                       1,765           37,005
   Prepaid expenses and other assets                                        2,659                0
                                                                     ------------     ------------
     Total Assets                                                     210,683,782       21,223,548
                                                                     ------------     ------------
LIABILITIES
   Advisory fee payable                                                    99,186           12,180
   Administrative services fee payable                                     16,464            3,034
   Director's/Trustee's fee payable                                         6,825                0
   Payable for investments purchased                                            0           45,890
   Payable for fund shares redeemed                                       339,666           29,383
   Accrued expenses payable                                               191,256           60,736
   Dividend payable                                                             0                0
   Other liabilities                                                            0                0
                                                                     ------------     ------------
     Total Liabilities                                                    653,397          151,223
                                                                     ------------     ------------
NET ASSETS
   Capital stock, $.001 par value                                   $      11,432    $       3,083
   Paid-in capital                                                    159,111,769       41,317,914
   Accumulated undistributed net investment income (loss)                (164,773)        (148,007)
   Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                  1,920,561       (6,728,026)
   Net unrealized appreciation (depreciation) from investments
     and foreign currency translations                                 49,151,396      (13,372,639)
                                                                     ------------     ------------
     Net assets                                                     $ 210,030,385    $  21,072,325
                                                                     ============     ============
COMMON SHARES
   Net assets                                                       $   1,518,622    $  12,786,279
   Shares outstanding                                                      82,024        1,870,206
                                                                     ------------     ------------
   Net asset value, offering price and redemption price per share   $       18.51    $        6.84
                                                                            =====             ====
CLASS A SHARES
   Net assets                                                       $ 133,476,188    $   2,713,008
   Shares outstanding                                                   7,200,202          397,023
                                                                     ------------     ------------
   Net asset value and redemption price per share                   $       18.54    $        6.83
                                                                            =====             ====
   Maximum offering price per share
     (net asset value plus maximum sales charge)                    $       19.67    $        7.25
                                                                            =====             ====
CLASS B SHARES
   Net assets                                                       $  45,353,700    $     878,286
   Shares outstanding                                                   2,544,170          129,173
                                                                     ------------     ------------
   Net asset value, offering price and redemption price per share   $       17.83    $        6.80
                                                                            =====             ====
CLASS C SHARES
   Net assets                                                       $   4,706,257    $     386,822
   Shares outstanding                                                     264,065           56,881
                                                                     ------------     ------------
   Net asset value, offering price and redemption price per share   $       17.82    $        6.80
                                                                            =====             ====
CLASS D SHARES
   Net assets                                                       $  24,975,618    $   4,307,930
   Shares outstanding                                                   1,341,716          629,773
                                                                     ------------     ------------
   Net asset value, offering price and redemption price per share   $       18.61    $        6.84
                                                                            =====             ====

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                    SMALL COMPANY                  INTERNATIONAL         HIGH
                                                                      VALUE FUND      VALUE FUND   EQUITY II FUND    INCOME FUND
                                                                    -------------    ------------  --------------    --------------
ASSETS
   Investments at value (Cost - $161,194,435, $34,493,446,
     $163,210,036, $184,165,791, $48,849,986 and
     $14,794,265, respectively)                                     $ 226,109,815   $ 246,647,490   $  49,681,079    $  13,251,470
   Cash                                                                         0               0          16,121                0
   Foreign currency (Cost - $0, $0, $0, $0, $56,323
     and $0, respectively)                                                      0               0          56,554                0
   Receivable for investments sold                                              0       4,348,055               0                0
   Receivable for fund shares sold                                         35,849          82,953         336,000                0
   Dividends, interest and reclaims receivable                                  0         390,414         258,718          376,674
   Receivable from investment advisor                                       1,764               0          41,390                0
   Prepaid expenses and other assets                                      216,962           2,281          91,317           53,888
                                                                    -------------   -------------   -------------    -------------
     Total Assets                                                     226,364,390     251,471,193      50,481,179       13,682,032
                                                                    -------------   -------------   -------------    -------------
LIABILITIES
   Advisory fee payable                                                   141,795          86,475          39,600            7,235
   Administrative services fee payable                                     31,432          26,897           3,960              844
   Director's/Trustee's fee payable                                             0           6,825          11,423            5,750
   Payable for investments purchased                                            0         879,652               0                0
   Payable for fund shares redeemed                                         6,090         111,888               0        1,404,245
   Accrued expenses payable                                               395,027         240,068         123,013            8,207
   Dividend payable                                                             0               0               0          113,416
   Other liabilities                                                            0               0               0           91,932
                                                                    -------------   -------------   -------------    -------------
     Total Liabilities                                                    574,344       1,351,805         177,996        1,631,629
                                                                    -------------   -------------   -------------    -------------
NET ASSETS
   Capital stock, $.001 par value                                   $      10,406   $      11,046   $       4,904    $       1,385
   Paid-in capital                                                    138,394,376     166,851,827      50,046,553       14,083,875
   Accumulated undistributed net investment income (loss)                 146,747       1,346,903        (140,133)               0
   Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                 24,338,737      19,427,913        (426,171)        (492,063)
   Net unrealized appreciation (depreciation) from investments
     and foreign currency translations                                 62,899,780      62,481,699         818,030       (1,542,794)
                                                                    -------------   -------------   -------------    -------------
     Net assets                                                     $ 225,790,046   $ 250,119,388   $  50,303,183    $  12,050,403
                                                                    =============   =============   =============    =============
COMMON SHARES
   Net assets                                                       $     510,665   $   2,272,615   $     136,674    $     310,112
   Shares outstanding                                                      23,508         100,265          13,269           35,663
                                                                    -------------   -------------   -------------    -------------
   Net asset value, offering price and redemption price per share   $       21.72   $       22.67   $       10.30    $        8.70
                                                                            =====           =====           =====             ====
CLASS A SHARES
   Net assets                                                       $ 206,194,486   $ 158,459,733   $  41,997,580    $   8,730,251
   Shares outstanding                                                   9,476,330       6,988,790       4,079,748        1,003,250
                                                                    -------------   -------------   -------------    -------------
   Net asset value and redemption price per share                   $       21.76   $       22.67   $       10.29    $        8.70
                                                                            =====           =====           =====             ====
   Maximum offering price per share
     (net asset value plus maximum sales charge)                    $       23.09   $       24.05   $       10.92    $        9.13
                                                                            =====           =====           =====             ====
CLASS B SHARES
   Net assets                                                       $  18,450,508   $  39,703,345   $   3,915,189    $   1,314,942
   Shares outstanding                                                     876,217       1,767,246         398,849          151,158
                                                                    -------------   -------------   -------------    -------------
   Net asset value, offering price and redemption price per share   $       21.06   $       22.47   $        9.82    $        8.70
                                                                            =====           =====            ====             ====
CLASS C SHARES
   Net assets                                                       $     634,387   $   1,008,198   $     140,054    $      81,231
   Shares outstanding                                                      30,212          44,995          14,232            9,334
                                                                    -------------   -------------   -------------    -------------
   Net asset value, offering price and redemption price per share   $       21.00   $       22.41   $        9.84    $        8.70
                                                                            =====           =====            ====             ====
CLASS D SHARES
   Net assets                                                       $         N/A   $  48,675,497   $   4,113,686    $   1,613,867
   Shares outstanding                                                         N/A       2,145,152         397,458          185,528
                                                                    -------------   -------------   -------------    -------------
   Net asset value, offering price and redemption price per share   $         N/A   $       22.69   $       10.35    $        8.70
                                                                              ===           =====           =====             ====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                           BLUE CHIP FUND  TECHNOLOGY FUND
                                                                           --------------  ---------------
INVESTMENT INCOME
   Dividends                                                               $  1,069,721    $      6,480
   Interest                                                                     117,157          27,221
   Foreign taxes withheld                                                             0               0
                                                                            -----------     -----------
      Total Investment Income                                                 1,186,878          33,701
                                                                            -----------     -----------
EXPENSES
   Investment advisory fees                                                     666,066         114,445
   Administrative services fees                                                  89,565           9,142
   Shareholder servicing/distribution fees                                      429,464          32,629
   Transfer agent fees                                                           80,591          66,844
   Custodian/Sub-custodian fees                                                  45,064           9,899
   Registration fees                                                             32,421          14,620
   Legal fees                                                                    14,333           9,752
   Printing fees                                                                 13,371           3,820
   Audit fees                                                                    12,246          11,404
   Trustees fees                                                                  8,536           1,523
   Miscellaneous fees                                                            25,931           8,037
                                                                            -----------     -----------
                                                                              1,417,588         282,115
   Less: fees waived and transfer agent offsets                                 (65,937)       (100,407)
                                                                            -----------     -----------
      Total Expenses                                                          1,351,651         181,708
                                                                            -----------     -----------
        Net investment income (loss)                                           (164,773)       (148,007)
                                                                            -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain (loss) from investments                                  2,008,555      (4,761,095)
   Net realized loss from foreign currency transactions                               0               0
   Net change in unrealized appreciation (depreciation) from investments    (36,134,602)    (12,560,901)
   Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                   0               0
                                                                            -----------     -----------
   Net realized and unrealized gain (loss) from investments and foreign
      currency related items                                                (34,126,047)    (17,321,996)
                                                                            -----------     -----------
   Net increase (decrease) in net assets resulting from operations         $(34,290,820)   $(17,470,003)
                                                                            ===========     ===========

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                           SMALL COMPANY                  INTERNATIONAL
                                                                            VALUE FUND      VALUE FUND    EQUITY II FUND
                                                                           -------------  ------------    --------------
INVESTMENT INCOME
   Dividends                                                               $  1,606,450   $  2,356,169    $    322,270
   Interest                                                                     107,196        170,841          65,419
   Foreign taxes withheld                                                             0              0         (19,150)
                                                                            -----------    -----------     -----------
      Total Investment Income                                                 1,713,646      2,527,010         368,539
                                                                            -----------    -----------     -----------
EXPENSES
   Investment advisory fees                                                     849,553        705,721         267,381
   Administrative services fees                                                  92,908        105,148          48,365
   Shareholder servicing/distribution fees                                      332,537        397,138          78,044
   Transfer agent fees                                                          136,486        115,519          26,436
   Custodian/Sub-custodian fees                                                  37,503         33,098          26,015
   Registration fees                                                             16,994         38,707           5,033
   Legal fees                                                                    10,418          6,906           5,339
   Printing fees                                                                  4,466         12,107           1,497
   Audit fees                                                                     9,624          9,668          10,002
   Trustees fees                                                                  5,914          2,587           3,040
   Miscellaneous fees                                                             5,347         33,575          (3,298)
                                                                            -----------    -----------     -----------
                                                                              1,501,750      1,460,174         467,854
   Less: fees waived and transfer agent offsets                                       0        (91,440)              0
                                                                            -----------    -----------     -----------
      Total Expenses                                                          1,501,750      1,368,734         467,854
                                                                            -----------    -----------     -----------
        Net investment income (loss)                                            211,896      1,158,276         (99,315)
                                                                            -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain (loss) from investments                                 24,471,979     19,929,235        (374,050)
   Net realized loss from foreign currency transactions                               0              0         (40,818)
   Net change in unrealized appreciation (depreciation) from investments      1,810,808    (17,770,942)     (4,256,599)
   Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                   0              0           8,367
                                                                            -----------    -----------     -----------
   Net realized and unrealized gain (loss) from investments and foreign
      currency related items                                                 26,282,787      2,158,293      (4,663,100)
                                                                            -----------    -----------     -----------
   Net increase (decrease) in net assets resulting from operations         $ 26,494,683   $  3,316,569    $ (4,762,415)
                                                                            ===========    ===========     ===========

                                                                              HIGH
                                                                           INCOME FUND
                                                                           -----------
INVESTMENT INCOME
   Dividends                                                               $          0
   Interest                                                                     749,571
   Foreign taxes withheld                                                             0
                                                                            -----------
      Total Investment Income                                                   749,571
                                                                            -----------
EXPENSES
   Investment advisory fees                                                      47,136
   Administrative services fees                                                   6,159
   Shareholder servicing/distribution fees                                       19,870
   Transfer agent fees                                                           38,393
   Custodian/Sub-custodian fees                                                   9,749
   Registration fees                                                             40,290
   Legal fees                                                                        19
   Printing fees                                                                   (990)
   Audit fees                                                                     3,853
   Trustees fees                                                                   (170)
   Miscellaneous fees                                                            (2,387)
                                                                            -----------
                                                                                161,922
   Less: fees waived and transfer agent offsets                                 (84,816)
                                                                            -----------
      Total Expenses                                                             77,106
                                                                            -----------
        Net investment income (loss)                                            672,465
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS:
   Net realized gain (loss) from investments                                    (87,816)
   Net realized loss from foreign currency transactions                               0
   Net change in unrealized appreciation (depreciation) from investments        (24,090)
   Net change in unrealized appreciation (depreciation) from
      foreign currency translations                                                   0
                                                                            -----------
   Net realized and unrealized gain (loss) from investments and foreign
      currency related items                                                   (111,906)
                                                                            -----------
   Net increase (decrease) in net assets resulting from operations         $    560,559
                                                                            ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           BLUE CHIP FUND
                                                                                 --------------------------------
                                                                                     FOR THE
                                                                                   SIX MONTHS           FOR THE
                                                                                      ENDED           YEAR ENDED
                                                                                  APRIL 30, 2001      OCTOBER 31,
                                                                                   (UNAUDITED)           2000
                                                                                 ---------------  ---------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $    (164,773)   $    (683,410)
   Net realized gain (loss) from investments and foreign currency transactions       2,008,555       10,093,654
   Net change in unrealized appreciation (depreciation) from investments
      and foreign currency translations                                            (36,134,602)      16,397,007
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations              (34,290,820)      25,807,251
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                                    0                0
      Class A shares                                                                         0                0
      Class B shares                                                                         0                0
      Class C shares                                                                         0                0
      Class D shares                                                                         0                0
   Distributions from net realized gains:
      Common Class Shares                                                              (45,256)               0
      Class A shares                                                                (6,746,718)     (10,289,314)
      Class B shares                                                                (2,198,411)      (2,597,317)
      Class C shares                                                                  (193,467)               0
      Class D shares                                                                  (979,745)        (475,552)
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                  (10,163,597)     (13,362,183)
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                     36,107,327       69,756,762
   Reinvestment of dividends and distributions                                       9,175,338       11,989,916
   Net asset value of shares redeemed                                              (29,419,869)     (28,868,948)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions         15,862,796       52,877,730
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                           (28,591,621)      65,322,798
NET ASSETS:
   Beginning of period                                                             238,622,006      173,299,208
                                                                                  ------------     ------------
   End of period                                                                 $ 210,030,385    $ 238,622,006
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $    (164,773)   $           0
                                                                                  ============     ============

(1) For the period November 18, 1999 (inception date) through October 31, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           TECHNOLOGY FUND
                                                                                 ----------------------------------
                                                                                     FOR THE
                                                                                   SIX MONTHS         FOR THE
                                                                                      ENDED          YEAR ENDED
                                                                                  APRIL 30, 2001     OCTOBER 31,
                                                                                   (UNAUDITED)        2000(1)
                                                                                  --------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $    (148,007)   $    (262,127)
   Net realized gain (loss) from investments and foreign currency transactions      (4,761,095)      (1,966,931)
   Net change in unrealized appreciation (depreciation) from investments
      and foreign currency translations                                            (12,560,901)        (811,738)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations              (17,470,003)      (3,040,796)
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                                    0                0
      Class A shares                                                                         0                0
      Class B shares                                                                         0                0
      Class C shares                                                                         0                0
      Class D shares                                                                         0                0
   Distributions from net realized gains:
      Common Class Shares                                                                    0                0
      Class A shares                                                                         0                0
      Class B shares                                                                         0                0
      Class C shares                                                                         0                0
      Class D shares                                                                         0                0
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                            0                0
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                     16,044,186       54,115,122
   Reinvestment of dividends and distributions                                               0                0
   Net asset value of shares redeemed                                              (14,189,514)     (14,436,670)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions          1,854,672       39,678,452
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                           (15,615,331)      36,637,656
NET ASSETS:
   Beginning of period                                                              36,687,656           50,000
                                                                                  ------------     ------------
   End of period                                                                 $  21,072,325    $  36,687,656
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $    (148,007)   $           0
                                                                                  ============     ============


                                                                                    SMALL COMPANY VALUE FUND
                                                                                -------------------------------
                                                                                   FOR THE
                                                                                 SIX MONTHS           FOR THE
                                                                                    ENDED           YEAR ENDED
                                                                                APRIL 30, 2001      OCTOBER 31,
                                                                                  (UNAUDITED)          2000
                                                                                --------------    -------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $     211,896    $     430,345
   Net realized gain (loss) from investments and foreign currency transactions      24,471,979       29,349,170
   Net change in unrealized appreciation (depreciation) from investments
      and foreign currency translations                                              1,810,808        9,049,299
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations               26,494,683       38,828,814
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                                 (551)               0
      Class A shares                                                                  (439,646)        (404,478)
      Class B shares                                                                         0                0
      Class C shares                                                                      (735)               0
      Class D shares                                                                         0                0
   Distributions from net realized gains:
      Common Class Shares                                                              (16,437)               0
      Class A shares                                                               (26,873,775)     (18,572,467)
      Class B shares                                                                (2,525,961)      (1,941,783)
      Class C shares                                                                   (39,456)               0
      Class D shares                                                                         0                0
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                  (29,896,561)     (20,918,728)
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                      9,269,553        5,958,141
   Reinvestment of dividends and distributions                                      27,594,103       19,541,503
   Net asset value of shares redeemed                                              (13,753,386)     (44,777,265)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions         23,110,270      (19,277,621)
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                            19,708,392       (1,367,535)
NET ASSETS:
   Beginning of period                                                             206,081,654      207,449,189
                                                                                  ------------     ------------
   End of period                                                                 $ 225,790,046    $ 206,081,654
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $     146,037    $     375,783
                                                                                  ============     ============

(1) For the period November 18, 1999 (inception date) through October 31, 2000.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            VALUE FUND
                                                                                 -------------------------------
                                                                                     FOR THE
                                                                                    SIX MONTHS        FOR THE
                                                                                      ENDED         YEAR ENDED
                                                                                 APRIL 30, 2001     OCTOBER 31,
                                                                                   (UNAUDITED)        2000
                                                                                 --------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $   1,158,276    $   1,610,113
   Net realized gain (loss) from investments and foreign currency transactions      19,929,235       21,677,713
   Net change in unrealized appreciation (depreciation) from investments           (17,770,942)      (3,306,323)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations                3,316,569       19,981,503
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                               (1,724)            (118)
      Class A shares                                                                  (693,929)        (855,863)
      Class B shares                                                                   (59,332)               0
      Class C shares                                                                    (1,534)            (436)
      Class D shares                                                                  (267,792)        (343,579)
   Distributions from net realized gains:
      Common Class Shares                                                               (8,726)               0
      Class A shares                                                               (14,073,743)      (5,060,415)
      Class B shares                                                                (3,586,179)      (1,204,657)
      Class C shares                                                                   (48,654)               0
      Class D shares                                                                (3,943,625)      (1,367,048)
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                  (22,685,238)      (8,832,116)
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                     15,336,536       24,344,173
   Reinvestment of dividends and distributions                                      20,036,715        7,866,207
   Net asset value of shares redeemed                                              (17,249,864)     (55,503,281)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions         18,123,387      (23,292,901)
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                            (1,245,282)     (12,143,514)
NET ASSETS:
   Beginning of period                                                             251,364,670      263,508,184
                                                                                  ------------     ------------
   End of period                                                                 $ 250,119,388    $ 251,364,670
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $   1,346,903    $   1,212,938
                                                                                  ============     ============

CREDIT SUISSE WARBURG PINCUS VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    INTERNATIONAL EQUITY II FUND
                                                                                 -------------------------------
                                                                                     FOR THE
                                                                                    SIX MONTHS         FOR THE
                                                                                      ENDED          YEAR ENDED
                                                                                  APRIL 30, 2001     OCTOBER 31,
                                                                                    (UNAUDITED)         2000
                                                                                 ---------------  ---------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $     (99,315)   $    (321,277)
   Net realized gain (loss) from investments and foreign currency transactions        (414,868)       4,160,486
   Net change in unrealized appreciation (depreciation) from investments            (4,248,232)      (5,204,744)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations               (4,762,415)      (1,365,535)
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                                    0                0
      Class A shares                                                                         0                0
      Class B shares                                                                         0                0
      Class C shares                                                                         0                0
      Class D shares                                                                         0                0
   Distributions from net realized gains:
      Common Class Shares                                                               (9,583)               0
      Class A shares                                                                (3,155,231)      (6,041,311)
      Class B shares                                                                  (337,331)        (724,739)
      Class C shares                                                                   (12,608)               0
      Class D shares                                                                  (300,508)        (266,755)
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                   (3,815,261)      (7,032,805)
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                     32,981,355       96,311,900
   Reinvestment of dividends and distributions                                       3,733,967        6,961,122
   Net asset value of shares redeemed                                              (40,906,040)     (87,097,118)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions         (4,190,718)      16,175,904
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                           (12,768,394)       7,777,564
NET ASSETS:
   Beginning of period                                                              63,071,577       55,294,013
                                                                                  ------------     ------------
   End of period                                                                 $  50,303,183    $  63,071,577
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $    (140,133)   $           0
                                                                                  ============     ============


                                                                                        HIGH INCOME FUND
                                                                                 ------------------------------
                                                                                   FOR THE
                                                                                  SIX MONTHS         FOR THE
                                                                                     ENDED         YEAR ENDED
                                                                                 APRIL 30, 2001    OCTOBER 31,
                                                                                  (UNAUDITED)         2000
                                                                                 ---------------  -------------
FROM OPERATIONS:
   Net investment income (loss)                                                  $     672,465    $   1,306,371
   Net realized gain (loss) from investments and foreign currency transactions         (87,816)        (404,247)
   Net change in unrealized appreciation (depreciation) from investments               (24,090)        (959,036)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets resulting from operations                  560,559          (56,912)
                                                                                  ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income:
      Common Class Shares                                                              (15,047)          (7,647)
      Class A shares                                                                  (501,020)      (1,038,792)
      Class B shares                                                                   (61,345)        (137,149)
      Class C shares                                                                    (3,678)            (728)
      Class D shares                                                                   (91,375)        (130,131)
   Distributions from net realized gains:
      Common Class Shares                                                                    0                0
      Class A shares                                                                         0          (73,884)
      Class B shares                                                                         0          (11,116)
      Class C shares                                                                         0                0
      Class D shares                                                                         0           (6,589)
                                                                                  ------------     ------------
      Net decrease in net assets from dividends and distributions                     (672,465)      (1,406,036)
                                                                                  ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                      1,734,251        5,964,650
   Reinvestment of dividends and distributions                                         295,485          884,799
   Net asset value of shares redeemed                                               (3,612,016)      (4,502,642)
                                                                                  ------------     ------------
      Net increase (decrease) in net assets from capital share transactions         (1,582,280)       2,346,807
                                                                                  ------------     ------------
   Net increase (decrease) in net assets                                            (1,694,186)         883,859
NET ASSETS:
   Beginning of period                                                              13,744,589       12,860,730
                                                                                  ------------     ------------
   End of period                                                                 $  12,050,403    $  13,744,589
                                                                                  ============     ============
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS):                                   $           0    $           0
                                                                                  ============     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                          FOR THE SIX
                                          MONTHS ENDED                          FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2001      ----------------------------------------------------------------------
                                           (UNAUDITED)          2000            1999            1998            1997           1996
                                         --------------      ---------        --------       --------        --------      --------
PER-SHARE DATA
   Net asset value,
      beginning of period                 $   22.54          $   21.27       $   16.52      $   14.56       $  12.69      $   11.35
                                          ---------          ---------       ---------      ---------       --------      ---------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                0.00              (0.04)(1)       (0.03)(1)       0.00           0.03           0.05
   Net gain (loss) on
      investments and foreign
      currency related items (both
      realized and unrealized)                (3.05)              2.92            5.04           2.88           3.07           2.11
                                          ---------          ---------       ---------      ---------       --------      ---------
         Total from investment
            operations                        (3.05)              2.88            5.01           2.88           3.10           2.16
                                          ---------          ---------       ---------      ---------       --------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment
      income                                   0.00               0.00            0.00          (0.02)         (0.05)         (0.04)
   Distributions from net realized
      gains                                   (0.95)             (1.61)          (0.26)         (0.90)         (1.18)         (0.78)
                                          ---------          ---------       ---------      ---------       --------      ---------
         Total dividends and
            distributions                     (0.95)             (1.61)          (0.26)         (0.92)         (1.23)         (0.82)
                                          ---------          ---------       ---------      ---------       --------      ---------
NET ASSET VALUE, END OF PERIOD            $   18.54          $   22.54       $   21.27      $   16.52       $  14.56      $    12.69
                                          =========          =========       =========      =========       ========      ==========
         Total return                        (13.86)%(2)         14.39%          30.77%         21.00%         26.48%         20.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (000s)                              $ 133,476          $ 159,945       $ 135,677      $  97,078       $ 82,926      $  68,096
      Ratio of expenses to
         average daily net assets              1.10%(3)           1.14%           1.23%          1.29%          1.36%          1.48%
      Ratio of net investment
         income (loss) to average
         net assets                           (0.01)%(3)         (0.19)%         (0.16)%        (0.02)%         0.21%          0.47%
      Decrease reflected in above
         operating expense ratios
         due to waivers/
         reimbursements                        0.01%(3)           0.00%           0.00%          0.00%          0.00%          0.00%
Portfolio turnover rate                        4.94%             26.00%          34.70%         21.00%         41.10%         60.60%

-------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2) Non-annualized.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                           FOR THE SIX
                                          MONTHS ENDED                           FOR THE YEAR ENDED OCTOBER 31,
                                         APRIL 30, 2001      -------------------------------------------------------------------
                                           (UNAUDITED)          2000          1999           1998            1997        1996(1)
                                         --------------      -----------  -----------     -----------    ---------     ---------
PER-SHARE DATA
   Net asset value,
      beginning of period               $    21.79           $ 20.75      $   16.25       $  14.41       $  12.63     $   11.88
                                         ---------            ------       --------        -------        -------      --------
INVESTMENT ACTIVITIES:
   Net investment income (loss)              (0.07)            (0.20)(2)      (0.17)(2)      (0.12)(2)      (0.03)        (0.01)
   Net gain (loss) on
      investments and foreign
      currency related items (both
      realized and unrealized)               (2.94)             2.85           4.93           2.86           3.02          0.76
                                         ---------            ------       --------        -------        -------      --------
         Total from investment
            operations                       (3.01)             2.65           4.76           2.74           2.99          0.75
                                         ---------            ------       --------        -------        -------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment
      income                                  0.00              0.00           0.00           0.00          (0.03)         0.00
   Distributions from net realized
      gains                                  (0.95)            (1.61)         (0.26)         (0.90)         (1.18)         0.00
                                         ---------            ------       --------        -------        -------      --------
         Total dividends and
            distributions                    (0.95)            (1.61)         (0.26)         (0.90)         (1.21)         0.00
                                         ---------            ------       --------        -------        -------      --------
NET ASSET VALUE, END OF PERIOD          $    17.83           $ 21.79      $   20.75       $  16.25       $  14.41     $   12.63
                                         =========            ======       ========        =======        =======      ========
         Total return                       (14.17)%(3)        13.58%         29.73%         20.20%         25.66%         6.40%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
      (000s)                            $   45,354           $50,233      $  32,783       $ 17,438       $ 10,378     $   3,177
      Ratio of expenses to
         average daily net assets             1.85%(4)          1.85%          1.93%          1.99%          2.06%         2.17%(4)
      Ratio of net loss to
         average net assets                  (0.76)%(4)        (0.91)%        (0.86)%        (0.72)%        (0.51)%       (0.34)%(4)
      Decrease reflected in above
         operating expense ratios
         due to waivers/
         reimbursements                       0.01%(4)          0.00%          0.00%          0.00%          0.00%         0.00%
Portfolio turnover rate                       4.94%            26.00%         34.70%         21.00%         41.10%        60.60%

-------------------------------------------------------------------------------
(1) For the period February 28, 1996 (inception date) through October 31, 1996.
(2) Per-share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS BLUE CHIP FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                                     CLASS C
                                                                                      --------------------------------------
                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED               FOR THE
                                                                                      APRIL 30, 2001            YEAR ENDED
                                                                                        (UNAUDITED)          OCTOBER 31, 2001(1)
                                                                                      --------------         ----------------
PER-SHARE DATA

         Net asset value, beginning of period                                              $21.79                  $20.01
                                                                                           ------                  ------
INVESTMENT ACTIVITIES:
   Net investment loss                                                                      (0.09)                  (0.17)(2)
   Net gain (loss) on
      investments and foreign
      currency related items (both
      realized and unrealized)                                                              (2.93)                   1.95
                                                                                           ------                  ------
         Total from investment operations                                                   (3.02)                   1.78
                                                                                           ------                  ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                                                    (0.95)                   0.00
                                                                                           ------                  ------
         Total distributions                                                                (0.95)                   0.00
                                                                                           ------                  ------
NET ASSET VALUE, END OF PERIOD                                                             $17.82                  $21.79
                                                                                           ======                  ======
         Total return                                                                      (14.21)%(3)               8.90%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                                                        $4,706                  $4,412
      Ratio of expenses to average daily net assets                                          1.85%(4)                1.32%(3)
      Ratio of net loss to average net assets                                               (0.76)%(4)              (0.91)%(3)
      Decrease reflected in above
         operating expense ratios
         due to waivers/reimbursements.                                                      0.01%(4)                0.00%
Portfolio turnover rate                                                                      4.94%                  26.00%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE SIX                  FOR THE
                                                                                       MONTHS ENDED               YEAR ENDED
                                                                                      APRIL 30, 2001              OCTOBER 31,
                                                                                        (UNAUDITED)                 2000(1)
                                                                                      --------------              -----------
PER-SHARE DATA
Net asset value, beginning of period                                                      $ 12.79                   $13.30
                                                                                          -------                   ------
INVESTMENT ACTIVITIES:
   Net investment loss                                                                      (0.04)                   (0.04)(2)
   Net loss on investments and foreign currency related items (both realized
      and unrealized)                                                                       (5.92)                   (0.47)
                                                                                          -------                   ------
         Total from investment activities                                                   (5.96)                   (0.51)
                                                                                          -------                   ------
   NET ASSET VALUE, END OF PERIOD                                                         $  6.83                   $12.79
                                                                                          =======                   ======
         Total return                                                                      (46.60)%(3)               (3.83)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                               $ 2,713                   $2,913
      Ratio of expenses to average net assets(3)                                             1.39%(4)                 0.35%(3)
      Ratio of net loss to average net assets                                               (1.08)%(4)               (0.29)%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                              0.75%(4)                 0.83%(4)
Portfolio turnover rate                                                                     10.40%                   14.20%

--------------------------------------------------------------------------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                      FOR THE SIX                  FOR THE
                                                                                      MONTHS ENDED                YEAR ENDED
                                                                                     APRIL 30, 2001               OCTOBER 31,
                                                                                       (UNAUDITED)                  2000(1)
                                                                                     --------------               -----------
PER-SHARE DATA
   Net asset value, beginning of period                                                  $  12.77                   $13.30
                                                                                         --------                   ------

INVESTMENT ACTIVITIES:
   Net investment loss                                                                      (0.07)                   (0.07)(2)
   Net loss on investments and foreign currency related items
      (both realized and unrealized)                                                        (5.90)                   (0.46)
                                                                                         --------                   ------
         Total from investment activities                                                   (5.97)                   (0.53)
                                                                                         --------                   ------
   NET ASSET VALUE, END OF PERIOD                                                        $   6.80                   $12.77
                                                                                         ========                   ======
         Total return                                                                      (46.75)%(3)               (3.98)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                              $    878                   $1,277
      Ratio of expenses to average net assets(3)                                             2.14%(4)                 0.53%(3)
      Ratio of net income (loss) to average net assets                                       1.85%(4)                (0.47)%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                              0.75%(4)                 0.83%(4)
Portfolio turnover rate                                                                     10.40%                   14.20%

--------------------------------------------------------------------------------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                       FOR THE SIX                   FOR THE
                                                                                       MONTHS ENDED                YEAR ENDED
                                                                                      APRIL 30, 2001               OCTOBER 31,
                                                                                        (UNAUDITED)                 2000(1)
                                                                                      --------------               -----------
PER-SHARE DATA
   Net asset value, beginning of period                                                  $  12.77                   $13.30
                                                                                         --------                   ------

INVESTMENT ACTIVITIES:
   Net investment loss                                                                      (0.07)                   (0.06)(2)
   Net loss on investments and foreign currency related items (both realized
      and unrealized)                                                                       (5.90)                   (0.47)
                                                                                         --------                   ------
         Total from investment activities                                                   (5.97)                   (0.53)
                                                                                         --------                   ------
   NET ASSET VALUE, END OF PERIOD                                                        $   6.80                   $12.77
                                                                                         ========                   ======
         Total return                                                                      (46.75)%(3)               (3.98)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                              $    387                   $  479
      Ratio of expenses to average net assets(3)                                             2.14%(4)                 0.54%(3)
      Ratio of net loss to average net assets                                               (1.83)%(4)               (0.48)%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                              0.75%(4)                 0.83%(4)
Portfolio turnover rate                                                                     10.40%                   14.20%

--------------------------------------------------------------------------------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2001  ---------------------------------------------------------------
PER-SHARE DATA                                     (UNAUDITED)      2000          1999          1998         1997           1996
                                                   -----------    --------      --------      --------     --------      --------
   Net asset value, beginning of period             $  22.54      $  20.52      $  19.54      $  23.34     $  18.41      $  16.61
                                                    --------      --------      --------      --------     --------      --------
INVESTMENT ACTIVITIES:
   Net investment income                                0.06          0.06(1)       0.06(1)       0.07(1)      0.07          0.09
   Net gain (loss) on investments and foreign
      currency related items (both realized
      and unrealized)                                   2.42          4.05          1.01         (2.55)        5.66          2.16
                                                    --------      --------      --------      --------     --------      --------
         Total from investment activities               2.48          4.11          1.07         (2.48)        5.73          2.25
                                                    --------      --------      --------      --------     --------      --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                (0.04)        (0.04)        (0.07)        (0.06)       (0.08)        (0.04)
   Distributions from net realized gains               (3.22)        (2.05)        (0.02)        (1.26)       (0.72)        (0.41)
                                                    --------      --------      --------      --------     --------      --------
         Total dividends and distributions             (3.26)        (2.09)        (0.09)        (1.32)       (0.80)        (0.45)
                                                    --------      --------      --------      --------     --------      --------
NET ASSET VALUE, END OF PERIOD                      $  21.76      $  22.54      $  20.52      $  19.54     $  23.34      $  18.41
                                                    ========      ========      ========      ========     ========      ========
         Total Return                                  13.18%(2)     21.69%         5.47%       (11.20)%      32.48%        13.80%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                    $206,194      $188,501      $188,192      $237,873     $283,001      $227,716
   Ratio of expenses to average net assets              1.35%(3)      1.39%         1.37%         1.29%        1.35%         1.47%
   Ratio of net income to average net assets            0.27%(3)      0.28%         0.33%         0.30%        0.37%         0.48%
Portfolio turnover rate                                85.37%        41.60%        29.60%        41.50%       21.10%        35.10%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2) Non-annualized.
(3) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                MONTHS ENDED              FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2001  ----------------------------------------------------
PER-SHARE DATA                                   (UNAUDITED)     2000       1999        1998       1997       1996(1)
                                               --------------  -------    -------     -------    -------     ------
   Net asset value, beginning of period            $ 21.95     $ 20.13    $ 19.23     $ 23.12    $ 18.34     $17.41
                                                   -------     -------    -------     -------    -------     ------
INVESTMENT ACTIVITIES:
   Net investment loss                               (0.06)      (0.09)(2)  (0.14)(2)   (0.09)(2)  (0.02)     (0.02)
   Net gain (loss) on investments and foreign
     currency related items (both realized
     and unrealized)                                  2.39        3.96       1.06       (2.55)      5.57       0.95
                                                   -------     -------    -------     -------    -------     ------
          Total from investment activities            2.33        3.87       0.92       (2.64)      5.55       0.93
                                                   -------     -------    -------     -------    -------     ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income               0.00        0.00       0.00        0.00      (0.05)      0.00
   Distributions from net realized gains             (3.22)      (2.05)     (0.02)      (1.25)     (0.72)      0.00
                                                   -------     -------    -------     -------    -------     ------
          Total dividends and distributions          (3.22)      (2.05)     (0.02)      (1.25)     (0.77)      0.00
                                                   -------     -------    -------     -------    -------     ------
NET ASSET VALUE, END OF PERIOD                     $ 21.06     $ 21.95    $ 20.13     $ 19.23    $ 23.12     $18.34
                                                   =======     =======    =======     =======    =======     ======
       Total Return                                  12.79%(3)   20.80%      4.75%     (11.98)%    31.55%      5.28%(3)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                   $18,451     $17,255    $19,257     $22,284    $18,395     $6,305
   Ratio of expenses to average net assets            2.16%(4)    2.10%      2.07%       1.99%      2.05%      2.15%(4)
   Ratio of net loss to average net assets           (0.56)%(4)  (0.43)%    (0.71)%     (0.40)%    (0.32)%    (0.34)%(4)
Portfolio turnover rate                              85.37%      41.60%     29.60%      41.50%     21.10%     35.10%

--------------------------------------------------------------------------------
(1) For the period February 28, 1996 (inception date) through October 31, 1996.
(2) Per-share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                   FOR THE SIX             FOR THE
                                                                                   MONTHS ENDED          PERIOD ENDED
                                                                                  APRIL 30, 2001          OCTOBER 31,
PER-SHARE DATA                                                                      (UNAUDITED)              2000(1)
                                                                                  --------------         ------------
   Net asset value, beginning of period                                               $ 21.94              $ 17.96
                                                                                      -------              -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                          0.00                (0.07)(2)
   Net gain on investments and foreign
      currency related items (both realized and unrealized)                              2.33                 4.05
                                                                                      -------              -------
         Total from investment activities                                                2.33                 3.98
                                                                                      -------              -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                 (0.05)                0.00
   Distributions from net realized gains                                                (3.22)                0.00
                                                                                      -------              -------
         Total dividends and distributions                                              (3.27)                0.00
                                                                                      -------              -------
NET ASSET VALUE, END OF PERIOD                                                        $ 21.00              $ 21.94
                                                                                      =======              =======
         Total Return                                                                   12.80%(3)            22.16%(3)
RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                      $   634              $   220
   Ratio of expenses to average net assets                                               2.09%(4)             1.42%(3)
   Ratio of net income (loss) to average net assets                                      0.38%(4)            (0.33)%(3)
Portfolio turnover rate                                                                 85.37%               41.60%

--------------------------------------------------------------------------------
(1) For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3) Non-annualized.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)


                                     FOR THE SIX
                                     MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                    APRIL 30, 2001  -----------------------------------------------------------------------------
                                      (UNAUDITED)          2000            1999            1998            1997           1996
                                      -----------        --------        --------        --------        --------        --------
PER-SHARE DATA
   Net asset value,
      beginning of period              $  24.62          $  23.49        $  22.60        $  20.09        $  17.18        $  14.57
                                       --------          --------        --------        --------        --------        --------

INVESTMENT ACTIVITIES:
   Net investment income                   0.99              0.16(1)         0.12(1)         0.20(1)         0.21            0.27
   Net gain on investments and
      foreign currency related
      items (both realized
      and unrealized)                      0.17              1.78            2.87            3.51            4.59            2.93
                                       --------          --------        --------        --------        --------        --------
         Total from investment
            activities                     1.16              1.94            2.99            3.71            4.80            3.20
                                       --------          --------        --------        --------        --------        --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment
      income                              (0.98)            (0.12)          (0.09)          (0.17)          (0.21)          (0.24)
   Distributions from net realized
      gains                               (2.13)            (0.69)          (2.01)          (1.03)          (1.68)          (0.35)
                                       --------          --------        --------        --------        --------        --------
         Total dividends and
            distributions                 (3.11)            (0.81)          (2.10)          (1.20)          (1.89)          (0.59)
                                       --------          --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD         $  22.67          $  24.62        $  23.49        $  22.60        $  20.09        $  17.18
                                       ========          ========        ========        ========        ========        ========
         Total return                      1.44%(2)          8.44%          14.37%          19.14%          30.53%          22.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                      $158,460          $162,871        $174,213        $163,936        $145,586        $113,803
      Ratio of expenses to
         average net assets                1.04%(3)          1.08%           1.11%           1.13%           1.22%           1.36%
      Ratio of net loss to
         average net assets                1.02%(3)          0.71%           0.52%           0.92%           1.15%           1.68%
      Decrease reflected in above
         operating expense ratios
         due to waivers/
         reimbursements                    0.02%(3)          0.00%           0.00%           0.00%           0.00%           0.00%
Portfolio turnover rate                   21.48%            55.40%          24.50%          32.70%          19.80%          44.00%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2)  Non-annualized.
(3)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)


                                        FOR THE SIX
                                        MONTHS ENDED             FOR THE YEAR ENDED OCTOBER 31,
                                       APRIL 30, 2001      -------------------------------------------------------------
                                        (UNAUDITED)          2000        1999          1998         1997           1996(1)
                                        -----------        -------     --------      -------       -------        ------
PER-SHARE DATA
   Net asset value,
      beginning of period                 $ 24.44          $ 23.37     $  22.55      $ 20.06       $ 17.15        $16.05
                                          -------          -------     --------      -------       -------        ------

INVESTMENT ACTIVITIES:
   Net investment income (loss)              0.03             0.00        (0.04)(2)     0.04(2)       0.08          0.14
   Net gain on investments and
      foreign currency related
      items (both realized
      and unrealized)                        0.16             1.76         2.88         3.50          4.58          1.11
                                          -------          -------     --------      -------       -------        ------
         Total from investment
            activities                       0.19             1.76         2.84         3.54          4.66          1.25
                                          -------          -------     --------      -------       -------        ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment
      income                                (0.03)            0.00        (0.01)       (0.02)        (0.07)        (0.15)
   Distributions from net realized
      gains                                 (2.13)           (0.69)       (2.01)       (1.03)        (1.68)         0.00
                                          -------          -------     --------      -------       -------        ------
         Total dividends and
            distributions                   (2.16)           (0.69)       (2.02)       (1.05)        (1.75)        (0.15)
                                          -------          -------     --------      -------       -------        ------
NET ASSET VALUE, END OF PERIOD            $ 22.47          $ 24.44      $ 23.37      $ 22.55       $ 20.06        $17.15
                                          =======          =======      =======      =======       =======        ======
         Total return                        1.08%(3)         7.66%       13.66%       18.29%        29.59%         7.67%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000s omitted)                         $39,703          $41,194      $41,144      $33,325       $19,664        $6,545
      Ratio of expenses to
         average net assets                  1.79%(4)         1.80%        1.81%        1.83%         1.92%         1.99%(4)
      Ratio of net income (loss)
         to average net assets               0.27%(4)        (0.01)       (0.18)        0.22%         0.39%         1.06%(4)
      Decrease reflected in above
         operating expense ratios
         due to waivers/
         reimbursements                      0.02%(4)         0.00%        0.00%        0.00%         0.00%         0.00%
Portfolio turnover rate                     21.48%           55.40%       24.50%       32.70%        19.80%        44.00%

--------------------------------------------------------------------------------
(1)  For the period February 28, 1996 (inception date) through October 31, 1996.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                         FOR THE SIX               FOR THE
                                                                                         MONTHS ENDED             YEAR ENDED
                                                                                        APRIL 30, 2001            OCTOBER 31,
                                                                                         (UNAUDITED)                 2000(1)
                                                                                           ------                   ------
PER-SHARE DATA
   Net asset value, beginning of period                                                    $24.39                   $20.87
                                                                                           ------                   ------

INVESTMENT ACTIVITIES:
   Net investment loss                                                                      (0.08)                   (0.01)(2)
   Net gain on investments and foreign currency
      related items (both realized and unrealized)                                           0.27                     3.56
                                                                                           ------                   ------
         Total from investment activities                                                    0.19                     3.55
                                                                                           ------                   ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                     (0.04)                   (0.03)
   Distributions from net realized gains                                                    (2.13)                    0.00
                                                                                           ------                   ------
         Total dividends and distributions                                                  (2.17)                   (0.03)
                                                                                           ------                   ------
NET ASSET VALUE, END OF PERIOD                                                             $22.41                   $24.39
                                                                                           ======                   ======
         Total return                                                                        1.08%(3)                17.02%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                                $1,008                   $  496
      Ratio of expenses to average net assets                                                1.79%(4)                 1.28%
      Ratio of net loss to average net assets                                                0.27%(4)                (0.03)%
      Decrease reflected in above operating expense ratios
         due to waivers/reimbursements                                                       0.03%(4)                 0.00%
Portfolio turnover rate                                                                     21.48%                   55.40%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)


                                       FOR THE SIX
                                      MONTHS ENDED                              FOR THE YEAR ENDED OCTOBER 31,
                                      APRIL 30, 2001       --------------------------------------------------------------------
                                       (UNAUDITED)          2000           1999             1998           1997            1996
                                       ----------          -------         -------         -------       -------        -------
PER-SHARE DATA
   Net asset value, beginning
      of period                           $ 12.05          $ 14.00         $ 12.20         $ 11.42       $ 10.38        $  9.58
                                          -------          -------         -------         -------       -------        -------

INVESTMENT ACTIVITIES:
   Net investment loss                      (0.03)           (0.06)(1)       (0.06)(1)       (0.06)(1)     (0.07)(1)      (0.04)(1)
   Net gain (loss) on investments
      and foreign currency related
      items (both realized
      and unrealized)                       (0.96)           (0.11)           2.56            0.99          1.11           0.84
                                          -------          -------         -------         -------       -------        -------
         Total from investment
            activities                      (0.99)           (0.17)           2.50            0.93          1.04           0.80
                                          -------          -------         -------         -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net
      investment income                      0.00             0.00            0.00           (0.06)         0.00           0.00
   Distributions from net
      realized gains                        (0.77)           (1.78)          (0.70)          (0.09)         0.00           0.00
                                          -------          -------         -------         -------       -------        -------
         Total dividends and
            distributions                   (0.77)           (1.78)          (0.70)          (0.15)         0.00           0.00
                                          -------          -------         -------         -------       -------        -------
NET ASSET VALUE, END OF PERIOD            $ 10.29          $ 12.05         $ 14.00         $ 12.20       $ 11.42        $ 10.38
                                          =======          =======         =======         =======       =======        =======
         Total Return                       (8.62)%(2)       (1.87)%         21.76%           8.20%        10.02%          8.35%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)       $41,998          $52,966         $48,181         $44,286       $44,316        $42,170
         Ratio of expenses to
            average net assets               1.71%(3)         2.03%           2.15%           2.15%         2.15%          2.15%
         Ratio of net loss to
            average net assets              (0.33)%(3)       (0.45)%         (0.44)%         (0.49)%       (0.59)%        (0.39)%
         Decrease reflected in above
            operating expense ratios
            due to waivers/
            reimbursements                   0.00%            0.00%           0.04%           0.10%         0.18%          0.27%
Portfolio turnover rate                    146.68%           45.20%          82.00%          69.70%        73.90%         94.10%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2)  Non-annualized.
(3)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)


                                    FOR THE SIX
                                    MONTHS ENDED                             FOR THE YEAR ENDED OCTOBER 31,
                                   APRIL 30, 2001       ----------------------------------------------------------------------
                                     (UNAUDITED)         2000           1999            1998            1997             1996
                                   ----------------     ------         ------          ------          ------           ------
PER-SHARE DATA
   Net asset value, beginning
      of period                         $11.57          $13.63         $11.98          $11.24          $10.29           $ 9.57
                                        ------          ------         ------          ------          ------           ------

INVESTMENT ACTIVITIES:
   Net investment loss                   (0.03)          (0.16)(1)      (0.15)(1)       (0.15)(1)       (0.15)(1)        (0.13)(1)
   Net gain (loss) on investments
      and foreign currency related
      items (both realized
      and unrealized)                    (0.95)          (0.12)          2.50            0.98            1.10             0.85
                                        ------          ------         ------          ------          ------           ------
         Total from investment
           activities                    (0.98)          (0.28)          2.35            0.83            0.95             0.72
                                        ------          ------         ------          ------          ------           ------
LESS DISTRIBUTIONS:
   Distributions from net
      realized gains                     (0.77)          (1.78)         (0.70)          (0.09)           0.00             0.00
                                        ------          ------         ------          ------          ------           ------
         Total distributions             (0.77)          (1.78)         (0.70)          (0.09)           0.00             0.00
                                        ------          ------         ------          ------          ------           ------
NET ASSET VALUE, END OF PERIOD          $ 9.82          $11.57         $13.63          $11.98          $11.24           $10.29
                                        ======          ======         ======          ======          ======           ======
         Total Return                    (8.91)%(2)      (2.84)%        20.86%           7.43%           9.23%            7.52%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)     $3,915          $5,089         $5,527          $6,133          $6,821           $4,955
      Ratio of expenses to average
         net assets                       2.46%(3)        2.78%          2.90%           2.90%           2.90%            2.90%
      Ratio of net loss to average
         net assets                      (1.08)%(3)      (1.22)%        (1.18)%         (1.24)%         (1.32)%          (1.25)%
      Decrease reflected in above
         operating expense ratios
         due to waivers/
         reimbursements                   0.00%           0.00%          0.04%           0.10%           0.18%            0.27%
Portfolio turnover rate                 146.68%          45.20%         82.00%          69.70%          73.90%           94.10%

--------------------------------------------------------------------------------
(1) Per-share information is calculated using the average shares outstanding method.
(2)  Non-annualized.
(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERNATIONAL EQUITY II FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE SIX            FOR THE
                                                                              MONTHS ENDED           YEAR ENDED
                                                                            APRIL 30, 2001           OCTOBER 31,
PER-SHARE DATA                                                                 (UNAUDITED)             2000(1)
                                                                            ----------------         -----------
   Net asset value, beginning
      of period                                                                   $11.59               $13.35
                                                                                  ------               ------

INVESTMENT ACTIVITIES:
   Net investment loss                                                              0.00                (0.24)(2)
   Net loss on investments
      and foreign currency related
      items (both realized
      and unrealized)                                                              (0.98)               (1.52)
                                                                                  ------               ------
         Total from investment
            activities                                                             (0.98)               (1.76)
                                                                                  ------               ------
LESS DISTRIBUTIONS:
   Distributions from net
      realized gains                                                               (0.77)                0.00
                                                                                  ------               ------
         Total distributions                                                       (0.77)                0.00
                                                                                  ------               ------
NET ASSET VALUE, END OF PERIOD                                                    $ 9.84               $11.59
                                                                                  ======               ======
         Total Return                                                              (8.90)%(3)          (13.18)%(3)
RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (000s)                                               $  140               $  141
      Ratio of expenses to average
         net assets                                                                 2.46%(4)             2.59%(3)
      Ratio of net loss to average
         net assets                                                                (1.08)%(4)           (1.81)%(3)
Portfolio turnover rate                                                           146.68%               45.20%

--------------------------------------------------------------------------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per-share information is calculated using the average shares outstanding method.
(3)  Non-annualized.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE SIX             FOR THE YEAR ENDED
                                                                            MONTHS ENDED                OCTOBER 31,
                                                                           APRIL 30,2001        -------------------------
                                                                             (UNAUDITED)         2000             1999(1)
                                                                           ---------------      -------           -------
PER-SHARE DATA
   Net asset value, beginning of period                                         $ 8.73          $  9.66           $ 10.00
INVESTMENT ACTIVITIES:
   Net investment income                                                          0.43             0.88              0.56
   Net loss on investments and foreign currency related
      items (both realized and unrealized)                                       (0.03)           (0.86)            (0.34)
                                                                                ------          -------           -------
   Total from investment activities                                               0.40             0.02              0.22
                                                                                ------          -------           -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                          (0.43)           (0.88)            (0.56)
   Distributions from net realized gains                                          0.00            (0.07)             0.00
                                                                                ------          -------           -------
   Total dividends and distributions                                             (0.43)           (0.95)            (0.56)
                                                                                ------          -------           -------
NET ASSET VALUE, END OF PERIOD                                                  $ 8.70          $  8.73           $  9.66
                                                                                ======          =======           =======
         Total return                                                             6.62%(2)        (0.06)%            2.19%(2)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                     $8,730          $10,709           $10,488
      Ratio of expenses to average net assets                                     1.04%(3)         1.10%             1.10%(3)
      Ratio of net income to average net assets                                  10.04%(3)         9.35%             8.61%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                   1.24%(3)         1.58%             1.43%(3)
Portfolio turnover rate                                                          16.15%           43.90%           188.40%

--------------------------------------------------------------------------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.
(2)  Non-annualized.
(3)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE SIX           FOR THE YEAR ENDED
                                                                             MONTHS ENDED              OCTOBER 31,
                                                                           APRIL 30,2001        -------------------------
                                                                             (UNAUDITED)         2000              1999(1)
                                                                           ---------------      -------            ------
PER-SHARE DATA
   Net asset value, beginning of period                                         $ 8.73          $  9.66            $10.00
INVESTMENT ACTIVITIES:
   Net investment income                                                          0.40             0.81              0.50
   Net loss on investments and foreign currency related
      items (both realized and unrealized)                                       (0.03)           (0.86)            (0.34)
                                                                                ------          -------            ------
   Total from investment activities                                               0.37            (0.05)             0.16
                                                                                ------          -------            ------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                          (0.40)           (0.81)            (0.50)
   Distributions from net realized gains                                          0.00            (0.07)             0.00
                                                                                ------          -------            ------
   Total dividends and distributions                                             (0.40)           (0.88)            (0.50)
                                                                                ------          -------            ------
NET ASSET VALUE, END OF PERIOD                                                  $ 8.70          $  8.73            $ 9.66
                                                                                ======          =======            ======
         Total return                                                             6.35%(2)        (0.81)%            1.60%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                     $1,315          $ 1,313            $1,447
      Ratio of expenses to average net assets                                     2.02%(3)         1.85%             1.85%(3)
      Ratio of net income to average net assets                                   9.27%(3)         8.60%             7.83%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                   1.24%(3)         1.58%             1.43%(3)
Portfolio turnover rate                                                          16.15%           43.90%           188.40%

--------------------------------------------------------------------------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.
(2)  Non-annualized.
(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                     FOR THE SIX            FOR THE
                                                                                     MONTHS ENDED          YEAR ENDED
                                                                                    APRIL 30, 2001         OCTOBER 31,
PER-SHARE DATA                                                                        (UNAUDITED)            2000(1)
                                                                                    ----------------       -----------
   Net asset value, beginning of period                                                  $8.73                $9.57
                                                                                         -----                -----
INVESTMENT ACTIVITIES:
   Net investment income                                                                  0.40                 0.53
   Net loss on investments and foreign currency related
      items (both realized and unrealized)                                               (0.03)               (0.84)
                                                                                         -----                -----
   Total from investment activities                                                       0.37                (0.31)
                                                                                         -----                -----
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                  (0.40)               (0.53)
   Distributions from net realized gains                                                  0.00                 0.00
                                                                                         -----                -----
   Total dividends and distributions                                                     (0.40)               (0.53)
                                                                                         -----                -----
NET ASSET VALUE, END OF PERIOD                                                           $8.70                $8.73
                                                                                         =====                =====
         Total return                                                                     6.36%(2)            (3.31)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                                              $  81                $  78
      Ratio of expenses to average net assets                                             2.03%(3)             1.85%(3)
      Ratio of net income to average net assets                                           9.27%(3)             7.57%(3)
      Decrease reflected in above operating expense ratios due to
         waivers/reimbursements                                                           1.24%(3)             1.58%(3)
Portfolio turnover rate                                                                  16.15%               43.90%

--------------------------------------------------------------------------------
(1) For the period February 28, 2000 (commencement of operations) through October 31, 2000.
(2)  Non-annualized.
(3)  Annualized.


                  See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Warburg Pincus Funds contained in this report consists of three trusts, the Credit Suisse Warburg Pincus Capital Funds (the "Capital Funds") (formerly the DLJ Focus Funds), organized as a Massachusetts business trust on November 26, 1985, the Credit Suisse Warburg Pincus Opportunity Funds (the "Opportunity Funds") (formerly the DLJ Opportunity Funds) and the Credit Suisse Warburg Pincus Select Funds (the "Select Funds") (formerly the DLJ Select Funds), each a Delaware business trust organized under the laws of Delaware on May 31, 1995 and August 3, 1999, respectively. Each Trust consists of separate portfolios and constitute a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Capital Funds consist of Credit Suisse Warburg Pincus Blue Chip Fund ("Blue Chip") (formerly the DLJ Core Equity Fund), Credit Suisse Warburg Pincus Value Fund ("Value") (formerly the DLJ Growth and Income Fund) and Credit Suisse Warburg Pincus Small Company Value Fund ("Small Company Value") (formerly the DLJ Small Company Value Fund); the Opportunity Funds consist of Credit Suisse Warburg Pincus International Equity II Fund ("International Equity II") (formerly the DLJ International Equity Fund), Credit Suisse Warburg Pincus Municipal Money Fund ("Municipal Money") (formerly the DLJ Municipal Money Fund), Credit Suisse Warburg Pincus U.S. Government Money Fund ("U.S. Government Money") (formerly the DLJ U.S. Government Money Fund) and Credit Suisse Warburg Pincus High Income Fund ("High Income") (formerly the DLJ High Income Fund); and the Select Funds currently consists of the Credit Suisse Warburg Pincus Technology Fund ("Technology") (formerly the DLJ Technology Fund), (each a "Fund", collectively the "Funds"). Municipal Money and U.S. Government Money are included in a seperate report.

    Investment objectives for each Fund are as follows: Blue Chip seeks long-term capital appreciation; Technology seeks growth of capital; Small Company Value seeks a high level of growth of capital; Value seeks long-term capital appreciation and continuity of income; International Equity II seeks long-term growth of capital and High Income seeks to provide a high level of current income and a secondary objective is capital appreciation.

    Each Fund offers Class A, Class B, Class C and Common Class shares. In addition, Blue Chip, Technology, Value, International Equity II and High Income offer Class D shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shres bear expenses paid pursuant to a shareholder servicing

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

and distribution plan at an annual rate of .25% of the average daily net asset value of each Fund's Common Class shares. Class A shares are sold with a front-end sales charge of 5.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees.

    A) SECURITY VALUATION-- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Trust's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) REPURCHASE AGREEMENTS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    H) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation , a wholly-owned subsidiary of DLJ, served as advisor to the Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment adviser. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

                 FUND                                                                  ANNUAL RATE
                 ----                                         ----------------------------------------------------------
                 Blue Chip Fund                               .70% of the first $100 million of average daily net assets
                                                              .50% of average daily net assets over $100 million
                 Technology                                   .875% of the first $100 million of average daily net assets
                                                              .75% of the next $100 million of average daily net assets
                                                              .625% of average daily net assets over $200 million
                 Small Company Value                          .875% of the first $100 million of average daily net assets
                                                              .75% of the next $100 million of average daily net assets
                                                              .625% of average daily net assets over $200 million
                 Value                                        .75% of the first $75 million of average daily net assets
                                                              .50% of average daily net assets over $75 million
                 International Equity II                      1.00% of average daily net assets
                 High Income                                  .70% of the first $100 million of average daily net assets
                                                              .50% of average daily net assets over $100 million

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For the six months ended April 30, 2001, investment advisory fees and waivers were as follows:

                                             GROSS                                               NET                     EXPENSE
FUND                                      ADVISORY FEE                 WAIVER                ADVISORY FEE            REIMBURSEMENTS
----                                      ------------                ---------              ------------            --------------
Blue Chip Fund                              $666,066                  $(65,937)                $600,129               $          0
Technology                                   114,445                   (96,489)                  17,956                          0
Small Company Value                          849,553                         0                  849,553                          0
Value                                        705,721                   (91,440)                 614,281                          0
International Equity II                      267,381                         0                  267,381                          0
High Income                                   47,136                   (47,136)                       0                    (35,293)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to the Funds without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

    For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

                 FUND                                                                      CO-ADMINISTRATION FEE
                 ----                                                                      ---------------------
                 Blue Chip Fund                                                                    $51,031
                 Technology                                                                          5,224
                 Small Company Value                                                                53,090
                 Value                                                                              59,898
                 International Equity II                                                            12,245
                 High Income                                                                         3,412

    Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

    For Blue Chip, Technology, Small Company Value and Value:

                 AVERAGE DAILY NET ASSETS                                                        ANNUAL RATE
                 ------------------------                                             ---------------------------------
                 First $500 million                                                   .075% of average daily net assets
                 Next $1 billion                                                      .065% of average daily net assets
                 Over $1.5 billion                                                    .055% of average daily net assets

    For International Equity II:

                 AVERAGE DAILY NET ASSETS                                                        ANNUAL RATE
                 ------------------------                                             ---------------------------------
                 First $500 million                                                   .08% of average daily net assets
                 Next $1 billion                                                      .07% of average daily net assets
                 Over $1.5 billion                                                    .06% of average daily net assets

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For High Income:

                 AVERAGE DAILY NET ASSETS                                                        ANNUAL RATE
                 ------------------------                                             ---------------------------------
                 First $150 million                                                   .07% of average daily net assets
                 Next $150 million                                                    .06% of average daily net assets
                 Over $300 million                                                    .05% of average daily net assets

    For the six months ended April 30, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                                                      NET
                 FUND                                              CO-ADMINISTRATION FEE          WAIVER      CO-ADMINISTRATION FEE
                 ----                                              ---------------------        ---------     ---------------------
                 Blue Chip Fund                                            $38,534              $      0            $38,534
                 Technology                                                  3,918                (3,918)                 0
                 Small Company Value                                        39,818                     0             39,818
                 Value                                                      45,250                     0             45,250
                 International Equity II                                    36,120                     0             36,120
                 High Income                                                 2,747                (2,387)               360

    In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of
 .25% of the average daily net assets of the Class A and Common Class shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as the distributor of each Fund's shares.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For the six months ended April 30, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                                                          SHAREHOLDER SERVICING/
                                                                                             DISTRIBUTION FEE
                                                                                          ----------------------
                 Blue Chip Fund
                    Common Class shares                                                           $  1,606
                    Class A shares                                                                 178,465
                    Class B shares                                                                 227,362
                    Class C shares                                                                  22,031
                                                                                                  --------
                                                                                                  $429,464
                                                                                                  ========

                 Technology
                    Common Class shares                                                           $ 22,134
                    Class A shares                                                                   3,549
                    Class B shares                                                                   4,926
                    Class C shares                                                                   2,020
                                                                                                  --------
                                                                                                  $ 32,629
                                                                                                  ========

                 Small Company Value
                    Common Class shares                                                           $    288
                    Class A shares                                                                 242,839
                    Class B shares                                                                  87,474
                    Class C shares                                                                   1,936
                                                                                                  --------
                                                                                                  $332,537
                                                                                                  ========

                 Value
                    Common Class shares                                                           $    340
                    Class A shares                                                                 197,290
                    Class B shares                                                                 195,683
                    Class C shares                                                                   3,825
                                                                                                  --------
                                                                                                  $397,138
                                                                                                  ========

                 International Equity II
                    Common Class shares                                                           $    199
                    Class A shares                                                                  55,505
                    Class B shares                                                                  21,595
                    Class C shares                                                                     745
                                                                                                  --------
                                                                                                  $ 78,044
                                                                                                  ========

                 High Income
                    Common Class shares                                                           $    374
                    Class A shares                                                                  12,485
                    Class B shares                                                                   6,614
                    Class C shares                                                                     397
                                                                                                  --------
                                                                                                  $ 19,870
                                                                                                  ========

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For the six months ended April 30, 2001 CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Fund's shares:

                 FUND                                           AMOUNT
                 ----                                           ------
                 Blue Chip Fund                                $310,634
                 Technology                                      42,809
                 Small Company Value                             55,830
                 Value                                           64,386
                 International Equity II                          6,870
                 High Income                                      1,018

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid for its services by the Funds as follows:

                 FUND                                           AMOUNT
                 ----                                           ------
                 Blue Chip Fund                                $  9,812
                 Technology                                       1,569
                 Small Company Value                                525
                 Value                                           10,343
                 International Equity II                          3,557
                 High Income                                        563

NOTE 3. LINE OF CREDIT

    Effective June 20, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds") established a $200 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

                 FUND                                 PURCHASES        SALES
                 ----                                -----------    -----------
                 Blue Chip Fund                      $17,970,456    $10,682,445
                 Technology                            4,358,683      2,602,957
                 Small Company Value                  52,953,837     57,417,124
                 Value                                52,952,797     55,465,439
                 International Equity II              10,292,854     15,911,375
                 High Income                           3,452,843      2,004,447

    At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                                                      NET UNREALIZED
                                                          UNREALIZED             UNREALIZED            APPRECIATION
                 FUND                                    APPRECIATION           DEPRECIATION          (DEPRECIATION)
                 ----                                    ------------           ------------          --------------
                 Blue Chip Fund                           $58,248,825           $ (9,097,429)          $ 49,151,396
                 Technology                                   403,900            (13,776,540)           (13,372,640)
                 Small Company Value                       63,626,736               (726,957)            62,899,779
                 Value                                     64,941,445             (2,459,746)            62,481,699
                 International Equity II                    5,962,505             (5,158,740)               803,765
                 High Income                                  348,689             (1,891,484)            (1,542,795)

NOTE 5. CAPITAL SHARE TRANSACTIONS

    Each Fund is authorized to issue an unlimited number of full and fractional shares of capital stock, $.001 par value per share. Transactions in classes of each Fund were as follows:

                                                                                         BLUE CHIP
                                                       ---------------------------------------------------------------------------
                                                                                       COMMON CLASS
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       --------------------------------           --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          -----------           -----------          -----------
Shares sold                                                 52,946          $ 1,067,788                45,018          $ 1,025,450
Shares issued in reinvestment
   of distributions                                            594                    4                     0                    0
Shares repurchased                                         (15,948)            (308,151)                 (586)             (12,764)
                                                       -----------          -----------           -----------          -----------
Net increase                                                37,592          $   759,641                44,432          $ 1,012,686
                                                       ===========          ===========           ===========          ===========

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                        BLUE CHIP
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                VALUE                 SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                929,034          $ 18,122,648            1,110,169         $ 24,346,169
Shares issued in reinvestment
   of distributions                                        295,134             5,926,737              444,968            9,019,526
Shares repurchased                                      (1,120,561)          (21,426,998)            (838,237)         (18,427,363)
                                                       -----------          ------------          -----------         ------------
Net increase                                               103,607          $  2,622,387              716,900         $ 14,938,332
                                                       ===========          ============          ===========         ============

                                                                                        BLUE CHIP
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS B
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                               APRIL 30, 2001                              OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                318,987          $  5,949,431              835,369         $ 17,925,689
Shares issued in reinvestment
   of distributions                                        110,118             2,090,013              126,449            2,494,838
Shares repurchased                                        (189,948)           (3,477,188)            (236,791)          (5,072,241)
                                                       -----------          ------------          -----------         ------------
Net increase                                               239,157          $  4,562,256              725,027         $ 15,348,286
                                                       ===========          ============          ===========         ============

                                                                                        BLUE CHIP
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                VALUE                 SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 61,038          $  1,152,895              203,183         $  4,500,995
Shares issued in reinvestment
   of distributions                                          9,219               178,839                    0                    0
Shares repurchased                                          (8,672)             (160,859)                (703)             (15,544)
                                                       -----------          ------------          -----------         ------------
Net increase                                                61,585          $  1,170,875              202,480         $  4,485,451
                                                       ===========          ============          ===========         ============

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                        BLUE CHIP
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS D
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                     FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                482,066          $  9,814,565            1,002,764         $ 21,958,459
Shares issued in reinvestment
   of distributions                                         48,574               979,745               23,461              475,552
Shares repurchased                                        (207,747)           (4,046,673)            (234,930)          (5,341,036)
                                                       -----------          ------------          -----------         ------------
Net increase                                               322,893          $  6,747,637              791,295         $ 17,092,975
                                                       ===========          ============          ===========         ============

                                                                                       TECHNOLOGY
                                                       ---------------------------------------------------------------------------
                                                                                   COMMON CLASS SHARES
                                                       ---------------------------------------------------------------------------
                                                                    FOR THE                                  FOR THE
                                                               SIX MONTHS ENDED                             YEAR ENDED
                                                                APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                708,930          $  6,161,380            3,245,020         $ 44,571,558
Shares repurchased                                      (1,085,371)           (9,946,347)          (1,003,373)         (13,836,940)
                                                       -----------          ------------          -----------         ------------
Net increase(decrease)                                    (376,441)         $ (3,784,967)           2,241,647         $ 30,734,618
                                                       ===========          ============          ===========         ============

                                                                                       TECHNOLOGY
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                367,189          $  3,235,709              229,719         $  3,336,439
Shares repurchased                                        (197,929)           (1,696,960)              (1,956)             (24,958)
                                                       -----------          ------------          -----------         ------------
Net increase                                               169,260          $  1,538,749              227,763         $  3,311,481
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for Technology Common Class and Class A shares was
    August 1, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                       TECHNOLOGY
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS B SHARES
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 37,852          $    353,514               99,751         $  1,408,302
Shares repurchased                                          (8,322)              (70,251)                (108)              (1,500)
                                                       -----------          ------------          -----------         ------------
Net increase                                                29,530          $    283,263               99,643         $  1,406,802
                                                       ===========          ============          ===========         ============

                                                                                       TECHNOLOGY
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS C SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 28,135          $    265,677               37,523         $    526,634
Shares repurchased                                          (8,777)              (65,994)                   0                    0
                                                       -----------          ------------          -----------         ------------
Net increase                                                19,358          $    199,683               37,523         $    526,634
                                                       ===========          ============          ===========         ============

                                                                                       TECHNOLOGY
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS D SHARES
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                     FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                VALUE                 SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                654,787          $  6,027,906              301,181         $  4,272,189
Shares repurchased                                        (282,601)           (2,409,962)             (43,594)            (573,272)
                                                       -----------          ------------          -----------         ------------
Net increase                                               372,186          $  3,617,944              257,587         $  3,698,917
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for Technology Class B, Class C and Class D shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                   SMALL COMPANY VALUE
                                                       ---------------------------------------------------------------------------
                                                                                   COMMON CLASS SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 21,917          $    453,844                5,709         $    124,927
Shares repurchased                                          (3,068)              (63,929)              (1,051)             (22,662)
                                                       -----------          ------------          -----------         ------------
Net increase                                                18,850          $    389,930                4,658         $    102,265
                                                       ===========          ============          ===========         ============

                                                                                   SMALL COMPANY VALUE
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS A SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                            OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                381,946          $  7,835,556              220,007         $  4,504,981
Shares issued in reinvestment of
   dividends and distributions                           1,330,659            25,191,794              911,259           17,657,103
Shares repurchased                                        (598,411)          (12,308,025)          (1,939,527)         (38,421,201)
                                                       -----------          ------------          -----------         ------------
Net increase/(decrease)                                  1,114,194          $ 20,719,325             (808,261)        $(16,259,117)
                                                       ===========          ============          ===========         ============

                                                                                   SMALL COMPANY VALUE
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS B SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                            OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 30,527          $    611,489               57,246         $  1,113,353
Shares issued in reinvestment of
   distributions                                           129,006             2,362,103               99,388            1,884,400
Shares repurchased                                         (69,434)           (1,381,432)            (327,158)          (6,333,402)
                                                       -----------          ------------          -----------         ------------
Net increase(decrease)                                      90,099          $  1,592,160             (170,524)        $ (3,335,649)
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for Small Company Value Fund Common Class shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                  SMALL COMPANY VALUE
                                                       ---------------------------------------------------------------------------
                                                                                     CLASS C SHARES
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                               YEAR ENDED
                                                               APRIL 30, 2001                           OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 18,002          $    368,664               10,020         $    214,880
Shares issued in reinvestment
   of dividends and distributions                            2,190                40,191                    0                    0
                                                       -----------          ------------          -----------         ------------
Net increase                                                20,192          $    408,855               10,020         $    214,880
                                                       ===========          ============          ===========         ============

                                                                                          VALUE
                                                       ---------------------------------------------------------------------------
                                                                                      COMMON CLASS
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                               APRIL 30, 2001                              OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 96,745          $  2,193,524                5,481         $    129,310
Shares issued in reinvestment of
   dividends and distributions                                  68                 1,474                    0                    0
Shares repurchased                                            (442)               (9,970)              (1,587)             (37,224)
                                                       -----------          ------------          -----------         ------------
Net increase                                                96,371          $  2,185,028                3,894         $     92,086
                                                       ===========          ============          ===========         ============

                                                                                          VALUE
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                     FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                253,832          $  5,712,870              586,384         $ 13,390,153
Shares issued in reinvestment of
   dividends and distributions                             562,439            12,373,319              213,248            4,986,997
Shares repurchased                                        (441,651)           (9,877,554)          (1,601,084)         (36,923,636)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                    374,620          $  8,208,635             (801,452)        $(18,546,486)
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for Small Company Value Fund Class C shares was
    February 28, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                          VALUE
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS B
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                     FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 72,804          $  1,612,259              309,030         $  5,937,239
Shares issued in reinvestment of
   dividends and distributions                             156,024             3,400,407               50,221            1,168,147
Shares repurchased                                        (147,131)           (3,265,291)            (434,467)          (8,818,730)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                     81,697          $  1,747,375              (75,216)        $ (1,713,344)
                                                       ===========          ============          ===========         ============

                                                                                          VALUE
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                               APRIL 30, 2001                              OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 22,361          $    510,536               20,313         $    471,254
Shares issued in reinvestment of
   dividends and distributions                               2,303                50,098                   18                  436
                                                       -----------          ------------          -----------         ------------
Net increase                                                24,664          $    560,634               20,331         $    471,690)
                                                       ===========          ============          ===========         ============

                                                                                          VALUE
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS D
                                                       ---------------------------------------------------------------------------
                                                                  FOR THE                                     FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                237,044          $  5,307,347              190,523         $  4,416,217
Shares issued in reinvestment of
   dividends and distributions                             191,177             4,211,417               73,095            1,710,627
Shares repurchased                                        (178,684)           (4,097,049)            (417,169)          (9,723,691)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                    249,537          $  5,421,715             (153,551)        $ (3,596,847)
                                                       ===========          ============          ===========         ============

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                 INTERNATIONAL EQUITY II
                                                       ---------------------------------------------------------------------------
                                                                                      COMMON CLASS
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                                FOR THE
                                                               APRIL 30, 2001                               YEAR ENDED
                                                                 (UNAUDITED)                            OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                134,702          $  1,481,017               13,473         $     69,837
Shares issued in reinvestment of
   distributions                                                 1                     6                    0                    0
Shares repurchased                                        (132,870)           (1,465,746)              (2,037)             (23,981)
                                                       -----------          ------------          -----------         ------------
Net increase                                                 1,833          $     15,277               11,436         $     45,856
                                                       ===========          ============          ===========         ============

                                                                                 INTERNATIONAL EQUITY II
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                               YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                         SHARES                 VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                              2,773,770          $ 29,867,810            6,796,992         $ 88,797,638
Shares issued in reinvestment of
   distributions                                           282,477             3,093,124              472,799            5,990,357
Shares repurchased                                      (3,373,176)          (36,863,805)          (6,314,145)         (82,923,347)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                   (316,929)         $ (3,902,871)             955,646         $ 11,864,648
                                                       ===========          ============          ===========         ============

                                                                                 INTERNATIONAL EQUITY II
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS B
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                    FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 21,280          $    206,270              101,412         $  1,330,439
Shares issued in reinvestment of
   distributions                                            31,241               327,721               57,330              704,010
Shares repurchased                                         (93,452)             (949,694)            (124,475)          (1,616,495)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                    (40,931)         $   (415,703)              34,267         $    417,954
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for International Equity II Common Class shares was August 1, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                 INTERNATIONAL EQUITY II
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                                  FOR THE
                                                               APRIL 30, 2001                                 YEAR ENDED
                                                                 (UNAUDITED)                             OCTOBER 31, 2000(1)
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                  5,380          $     61,250               12,162         $     51,084
Shares issued in reinvestment of
   distributions                                             1,200                12,608                    0                    0
Shares repurchased                                          (4,510)              (48,030)                   0                    0
                                                       -----------          ------------          -----------         ------------
Net increase                                                 2,070          $     25,828               12,162         $     51,084
                                                       ===========          ============          ===========         ============

                                                                                 INTERNATIONAL EQUITY II
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS D
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                              SIX MONTHS ENDED                              YEAR ENDED
                                                               APRIL 30, 2001                               OCTOBER 31,
                                                                 (UNAUDITED)                                   2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 70,930          $  1,365,008              447,723         $  6,062,902
Shares issued in reinvestment of
   distributions                                            27,319               300,508               21,021              266,755
Shares repurchased                                         (92,580)           (1,578,765)            (190,108)          (2,533,295)
                                                       -----------          ------------          -----------         ------------
Net increase                                                 5,669          $     86,751              278,636         $  3,796,362
                                                       ===========          ============          ===========         ============

                                                                                       HIGH INCOME
                                                       ---------------------------------------------------------------------------
                                                                                      COMMON CLASS
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                               FOR THE
                                                               APRIL 30, 2001                               YEAR ENDED
                                                                 (UNAUDITED)                             OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 34,318          $    294,929              173,806         $  1,579,027
Shares issued in reinvestment of
   dividends                                                   361                 3,154                    1                    2
Shares repurchased                                         (15,132)             (131,005)            (157,691)          (1,398,719)
                                                       -----------          ------------          -----------         ------------
Net increase                                                19,547          $    167,078               16,116         $    180,310
                                                       ===========          ============          ===========         ============


--------------------------------------------------------------------------------
(1) The inception date for International Equity II Class C shares was
    February 28, 2000.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                       HIGH INCOME
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS A
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                                 FOR THE
                                                               APRIL 30, 2001                                YEAR ENDED
                                                                 (UNAUDITED)                              OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 75,012          $    670,831              223,661         $  2,151,376
Shares issued in reinvestment of
   dividends and distributions                              21,557               187,214               69,212              649,902
Shares repurchased                                        (319,533)           (2,737,194)            (152,603)          (1,455,897)
                                                       -----------          ------------          -----------         ------------
Net increase (decrease)                                   (222,964)         $ (1,879,149)             140,270         $  1,345,381
                                                       ===========          ============          ===========         ============

                                                                                       HIGH INCOME
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS B
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED                                 FOR THE
                                                               APRIL 30, 2001                                YEAR ENDED
                                                                 (UNAUDITED)                              OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                  4,480          $     40,006               96,854         $    930,638
Shares issued in reinvestment of
   dividends and distributions                               2,999                26,074               10,360               97,280
Shares repurchased                                          (6,718)              (58,052)            (106,669)          (1,012,257)
                                                       -----------          ------------          -----------         ------------
Net increase                                                   761          $      8,028                  545         $     15,661
                                                       ===========          ============          ===========         ============

                                                                                       HIGH INCOME
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS C
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2001                             FOR THE YEAR ENDED
                                                                 (UNAUDITED)                               OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES               VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                      0          $          0                8,900         $     81,668
Shares issued in reinvestment of
   dividends                                                   351                 3,048                   83                  729
                                                       -----------          ------------          -----------         ------------
Net increase                                                   351          $      3,048                8,983         $     82,397
                                                       ===========          ============          ===========         ============

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                                                       HIGH INCOME
                                                       ---------------------------------------------------------------------------
                                                                                         CLASS D
                                                       ---------------------------------------------------------------------------
                                                                   FOR THE
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2001                            FOR THE YEAR ENDED
                                                                 (UNAUDITED)                              OCTOBER 31, 2000
                                                       ---------------------------------          --------------------------------
                                                          SHARES                VALUE                SHARES              VALUE
                                                       -----------          ------------          -----------         ------------
Shares sold                                                 83,114          $    728,486              128,646         $  1,221,941
Shares issued in reinvestment of
   dividends and distributions                               8,726                75,995               14,720              136,886
Shares repurchased                                         (78,519)             (685,765)             (67,043)            (635,769)
                                                       -----------          ------------          -----------         ------------
Net increase                                                13,321          $    118,716               76,323         $    723,058
                                                       ===========          ============          ===========         ============


NOTE 6. NET ASSETS

    At April 30, 2001, capital contributions, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and foreign currency transactions and current period dividends and distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency, equity swap transactions and foreign taxes on capital gains. International Equity II reclassified ($40,818) from accumulated net realized gain (loss) on investments and foreign currency transactions to accumulated undistributed net investment income (loss). Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

NOTE 7. CAPITAL LOSS CARRYOVER

    At April 30, 2001, Technology and High Income had capital loss carryovers expiring in 2008 available to offset possible future capital gains of $1,948,000 and $404,000, respectively.

NOTE 8. SHAREHOLDER MEETING RESULTS

    A Special Meeting of shareholders of the Credit Suisse Warburg Pincus Opportunity Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00 A.M. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 8. SHAREHOLDER MEETING RESULTS -- (CONT'D)

    To approve the new investment advisory agreement for High Income and International Equity II:

                                                                             % OF TOTAL              % OF TOTAL
                 HIGH INCOME FUND                        SHARES          SHARES OUTSTANDING         SHARES VOTED
                 ----------------                      ----------        ------------------         ------------
                 For                                     937,810               61.8%                   90.9%
                 Against                                     257                .02%                    .02%
                 Abstain                                  12,544                0.8%                    1.2%


                 INTERNATIONAL                                               % OF TOTAL              % OF TOTAL
                 EQUITY II FUND                          SHARES          SHARES OUTSTANDING         SHARES VOTED
                 --------------                        ----------        ------------------         ------------
                 For                                   3,327,748               64.4%                   90.9%
                 Against                                  18,731                0.4%                    0.5%
                 Abstain                                  29,118                0.6%                    0.8%

    The election of trustees to the Credit Suisse Warburg Pincus Opportunity Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Developing Markets Fund:

                                                         FOR                   WITHHELD
                                                     ----------               ---------
                 Richard H. Francis                  96,353,178               3,519,623
                 Jack W. Fritz                       96,353,178               3,519,623
                 Jeffrey E. Garten                   95,353,179               3,519,623
                 Peter F. Krogh                      92,735,382               7,137,420
                 James S. Pasman                     96,353,179               3,519,623
                 William W. Priest                   96,353,179               3,519,623
                 Steven N. Rappaport                 92,735,382               7,137,420

                                                   TOTAL ELIGIBLE           TOTAL SHARES             % OF SHARES
                                                       SHARES                   VOTED                   VOTED
                                                   --------------           ------------             -----------
               High Income Fund                       1,517,355               1,031,214                 68.0%
               International Equity II Fund           5,164,754               3,659,674                 70.8%

    A Special Meeting of shareholders of the Credit Suisse Warburg Pincus Select Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00 A.M. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 8. SHAREHOLDER MEETING RESULTS -- (CONT'D)

     To approve the new investment advisory agreement for each series of the
Fund:

                                                                             % OF TOTAL              % OF TOTAL
                 TECHNOLOGY FUND                         SHARES          SHARES OUTSTANDING         SHARES VOTED
                 ----------------                      ----------        ------------------         ------------
                 For                                    1,209,066               39.6%                   78.7%
                 Against                                   45,009                1.5%                    2.9%
                 Abstain                                   36,213                1.2%                    2.4%

    The election of trustees to the Credit Suisse Warburg Pincus Select Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Strategic Growth Fund:

                                                         FOR                  WITHHELD
                                                      ---------               ---------
                 Richard H. Francis                   1,880,434                88,071
                 Jack W. Fritz                        1,880,434                88,071
                 Jeffrey E. Garten                    1,880,434                88,071
                 Peter F. Krogh                       1,880,434                88,071
                 James S. Pasman                      1,880,434                88,071
                 William W. Priest                    1,880,434                88,071
                 Steven N. Rappaport                  1,880,434                88,071

                                                   TOTAL ELIGIBLE           TOTAL SHARES             % OF SHARES
                                                       SHARES                   VOTED                   VOTED
                                                   --------------           ------------             -----------
                  Technology Fund                     3,050,882               1,536,336                 50.4%

    A Special Meeting of shareholders of the Credit Suisse Warburg Pincus Capital Funds (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, New York 10017, on Friday March 23, 2001, at 11:00 a.m. The following matters were voted upon by the shareholders of the series of the Fund and the results are presented below. Shares delivered not voted are not included in the totals for each proposal.

    To approve the new investment advisory agreement for each series of the
Fund:

                                                                             % OF TOTAL              % OF TOTAL
                 BLUE CHIP FUND                          SHARES          SHARES OUTSTANDING         SHARES VOTED
                 --------------                        ----------        ------------------         ------------
                 For                                    4,732,573              41.1%                   72.4%
                 Against                                  114,694               1.0%                    1.8%
                 Abstain                                  154,532               1.3%                    2.4%

CREDIT SUISSE WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 8. SHAREHOLDER MEETING RESULTS -- (CONT'D)

                 SMALL COMPANY                                               % OF TOTAL              % OF TOTAL
                 VALUE FUND                              SHARES          SHARES OUTSTANDING         SHARES VOTED
                 -------------                         ----------        ------------------         ------------
                 For                                    5,375,075              50.1%                   89.7%
                 Against                                  105,879               1.0%                    1.8%
                 Abstain                                  117,159               1.1%                    2.0%

                                                                             % OF TOTAL              % OF TOTAL
                 VALUE FUND                              SHARES          SHARES OUTSTANDING         SHARES VOTED
                 ----------                            ----------        ------------------         ------------
                 For                                    5,660,439              50.1%                   75.8%
                 Against                                  177,619               1.6%                    2.4%
                 Abstain                                  211,322               1.9%                    2.8%

    The election of trustees to the Credit Suisse Warburg Pincus Capital Funds, including votes cast by shareholders of the Credit Suisse Warburg Pincus Fixed Income II Fund and Credit Suisse Warburg Pincus Municipal Trust:

                                                         FOR                  WITHHELD
                                                     ----------               ---------
                 Richard H. Francis                  29,331,400                759,458
                 Jack W. Fritz                       29,330,481                760,377
                 Jeffrey E. Garten                   29,343,196                747,662
                 Peter F. Krogh                      29,403,924                686,934
                 James S. Pasman                     29,331,286                673,571
                 William W. Priest                   29,341,660                749,197
                 Steven N. Rappaport                 29,331,850                759,007

                                                   TOTAL ELIGIBLE           TOTAL SHARES             % OF SHARES
                                                       SHARES                   VOTED                   VOTED
                                                   --------------           ------------             -----------
                Blue Chip Fund                       11,501,814               6,536,222                 56.8%
                Small Company Value Fund             10,609,482               5,990,424                 56.5%
                Value Fund                           11,131,155               7,468,410                 67.1%

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                        CREDIT | ASSET
                                        SUISSE | MANAGEMENT



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